================================================================================

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report



--------------------------------------------------------------------------------
Dear Unitholders:

     We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1996. It has been another positive year for ILA in which the Portfolios did well compared with their respective IBC Financial Data, Inc. averages while adhering to their conservative investment guidelines.

1996 in Review: After Easing Early in the Year, the Fed Remained Neutral Amid Moderate Growth and Benign Inflation
     Last year began on a weak note, with the economy still in the doldrums as harsh winter storms and a strike at General Motors continued to restrain growth. Against that backdrop, the Federal Reserve Board (the "Fed") cut the Federal funds rate by 25 basis points to 5.25% in January 1996, following an easing of the same magnitude in December 1995. It soon became evident that the economy had responded and was somewhat healthier than expected, with first-quarter real Gross Domestic Product (GDP) reported at 2.0% annualized. Growth was more dramatic during the second quarter, as industrial activity and automobile and home sales all showed significant improvement, pushing real GDP to 4.7%, its highest rate in two years. That growth rate caused some to expect the Fed to change direction and tighten before year-end. However, the economy subsequently moderated significantly, with third-quarter annualized real GDP retreating to 2.1%, reflecting lackluster consumer spending and a widening U.S. trade deficit. As 1996 drew to a close, moderate economic growth and contained inflation kept the Fed in a neutral mode, despite a very robust stock market.

     Historical Yield Curve (LIBOR)

                           [BAR GRAPH APPEARS HERE]
                            [PLOT POINTS TO COME]
Source: Goldman Sachs Fixed Income Database, reflecting the London Interbank Offered Rate (LIBOR).

The Federal funds rate began the year at 5.50% and ended at 5.25%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1996, the spread between one- and 12-month LIBOR moved to plus 28 basis points.

A Nimble Strategy Contributed to Strong Performance
     Taxable Sector. Structuring money market portfolios successfully during 1996 as the Fed shifted policy from easing to neutral to a bias to tighten required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much easing at the beginning of 1996 or too much tightening by midyear 1996 and then adjusting the portfolios' weighted average maturities and structures were equally important to our strategy.
     During the second and third quarters of 1996, we extended the ILA Portfolios' weighted average maturities as the yield curve steepened in anticipation of a Fed tightening that did not materialize. During the early part of the fourth quarter, market data suggested that growth slowed in the third quarter. Consequently, the market was priced to a more neutral Fed policy. However, year-end financing pressures resulted in investment opportunities maturing in the first quarter of 1997, and the Portfolios closed the year with neutral weighted average maturities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ILA Unitholder Letter/Annual Report (continued)



--------------------------------------------------------------------------------
     Tax-Exempt Sector. With tax reform basically a nonissue in 1996, investor interest in the sector revived, causing total assets in the tax-exempt money market fund category to increase by 13%. In contrast, supply was little changed from 1995 levels, making tax-exempts slightly more expensive in 1996. These supply/demand technicals coupled with our fundamental view that short-term rates were likely to rise explains our neutral to short-to-neutral weighted average maturities during the latter part of the year.

Summary for ILA Portfolios Institutional Units* as of December 31, 1996


 ---------------------------------------------------------
                                               Weighted
  Institutional SEC 7-Day SEC 7-Day  30-Day     Average
  Liquid Assets  Current  Effective  Average   Maturity
   Portfolios     Yield     Yield     Yield     (days)
 =========================================================
  Prime
    Obligations   5.12%     5.25%     5.10%       40
 ---------------------------------------------------------
  Money Market    5.20%     5.33%     5.18%       43
 ---------------------------------------------------------
  Government      5.19%     5.32%     5.07%       31
 ---------------------------------------------------------
  Treasury
    Obligations   5.19%     5.32%     5.06%       34
 ---------------------------------------------------------
  Treasury
    Instruments   4.84%     4.95%     4.98%       54
 ---------------------------------------------------------
  Federal         5.15%     5.28%     5.12%       41
 ---------------------------------------------------------
  Tax-Exempt
    Diversified   3.58%     3.64%     3.30%       39
 ---------------------------------------------------------
  Tax-Exempt
    California    3.47%     3.53%     3.11%       34
 ---------------------------------------------------------
  Tax-Exempt
    New York      3.52%     3.58%     3.19%       34
 ---------------------------------------------------------

* ILA offers three separate classes of units (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle unitholders to different services. The Administration units and the Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectus or may be obtained by calling the Goldman Sachs Funds at 1-800-621-2550.

Domestic Credit Trends Were Positive, Reflecting a Healthy
Economy and a Strong Market

     Credit trends in 1996 were positive on the whole in the U.S., with steady growth, low inflation, a booming stock market, and technological advances and globalization transforming many industries. The major story of 1996 was the Dow Jones Industrial Average climb of 26%, which, following the 33.5% increase in 1995, added up to a 68% growth rate since 1994.

     The rising stock market supported record levels of mergers and acquisitions. Over $650 billion in mergers, acquisitions and spin-offs were announced in the U.S. in 1996 (up 27% from 1995), with $1.4 trillion announced globally. This trend was spurred on not only by the stock market, but also by deregulation in telecommunications, utilities and broadcasting. Unlike the 1980s, mergers this past year were generally equity-financed and aimed at expanding core businesses, rather than diversifying. Merger and acquisition activity was also utilized to boost earnings growth, since cost-cutting opportunities had been largely exhausted during 1995.

     Banks, which dominated merger activity in 1995, were busy consolidating those mergers in 1996. It is likely that large regional domestic banks will continue making acquisitions in 1997, although this is not expected to affect their credit quality. At the end of the third quarter 1996, 80% of the banking sector had a stable rating outlook.

     Although consumer confidence was buoyed by low unemployment and mild inflation, growing household debt levels led to an all-time high in credit card loan delinquencies and personal bankruptcies. Consequently, financial results in the consumer products, retail, restaurant and entertainment businesses were mediocre at best. Almost all other industries, however, had improved credit quality, with upgrades surpassing downgrades in utilities, energy, healthcare and financial institutions. Many companies used the strength of the stock market to substitute debt capital with equity capital, thereby improving their credit quality.

     Credit quality in the tax-exempt market was steady-to-improving during 1996. Market concerns arising from

--------------------------------------------------------------------------------
the Orange County bankruptcy abated somewhat, although various forms of credit enhancement remained popular, even among high-quality issuers. Reflecting the strong national economy, many states and localities experienced positive financial results, reducing their regular cash flow borrowings.

The Credit Picture Abroad:  Europe Improved,
While Asia Was Generally Stable

     In Europe, developments were driven by the push towards European Monetary Union (EMU), while the key factors in Asia were the fragile Japanese recovery and a sharp downturn in Asian exports. In general, sovereign creditworthiness improved during 1996. This was particularly the case in Europe, where the political will to qualify for EMU produced significant improvements in fiscal policy and debt dynamics, as it sparked more rapid corporate restructuring. French and Italian banks did require close monitoring this year as their problem loans continued, but French bank credit quality stabilized after having suffered broad rating downgrades in 1995. The credit quality of most other European banks was stable, with a few minor downgrades of German and Swiss banks. In Asia, creditworthiness was fairly stable. The notable negative exception was the Japanese financial sector, which remained under pressure from the ongoing weakness of the real estate markets, sluggish economic growth and ongoing deregulation. However, Japan's largest banks have strong fundamentals and will continue to be important and dominant players in the global financial market. Australian credit quality strengthened through improved macroeconomic balances, which provided evidence that Australia's recent boom-and-bust cycles may be over. The weakness of Asian exports did not affect creditworthiness directly; exports should recover this year, and the scare could prompt salutary policy adjustments going forward.

     In 1996, we continued to apply conservative credit standards to our money market portfolios. The Goldman Sachs Credit Department, which has analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to vigilantly monitor global developments in 1997.

Outlook and Strategies for 1997

     Fourth-quarter 1996 GDP was reported at 4.7%, reflecting a stronger economic picture from several sources: a sharp narrowing of the U.S. trade deficit, as well as increases in consumer spending and industrial production. Goldman Sachs' economists expect economic growth to continue at just under 2.0% for the first quarter of 1997 and at approximately 3.0% for the full year. As a result, Goldman Sachs currently believes the Fed is likely to raise short-term interest rates by midyear.

     Consequently, ILA Portfolios will continue to be managed with short-to-neutral average life targets and short, ddered structures to prepare for higher rates ahead.

Extended Trading Hours Improve Service Further

     On November 4, 1996, we extended the trading hours for the Institutional Liquid Assets Federal and Treasury Instruments Portfolios to 3:00 p.m. EST. Many clients have already taken advantage of this additional flexibility.

     In closing, we thank you for your support and for making 1996 a successful year for the ILA Portfolios. We are pleased that many of you have joined our conference calls following each Federal Open Market Committee meeting throughout the year. Our goal is to continue to provide you with competitive performance, as well as a range of value-added services that reflect the breadth and depth of Goldman Sachs' outstanding resources.

Sincerely,


/s/ Kaysie P. Uniacke
Kaysie P. Uniacke
Portfolio Manager
February 7, 1997

Statement of Investments
-----------------------------------------------------------
ILA Prime Obligations Portfolio

December 31, 1996

-----------------------------------------------------------
Principal          Interest     Maturity         Amortized
 Amount             Rate         Date              Cost
===========================================================
Commercial Paper and Corporate Obligations--60.5%
Bank Holding Companies
BankAmerica Corp.
$50,000,000       5.27%         03/21/97     $ 49,421,764
Business Credit Institutions
General Electric Capital Corp.
 20,000,000       5.30          03/26/97       19,752,667
 30,000,000       5.44          04/03/97       29,582,933
JC Penney Funding Corp.
 44,300,000       5.31          01/31/97       44,103,973
Chemicals
Bayer Corp.
 25,000,000       5.33          03/13/97       24,737,201
Commercial Banks
CP Trust Certificates Series 1996
 35,000,000       5.94/(a)/     03/28/97       35,000,000
Life Insurance
Commonwealth Life Insurance Co.
 55,000,000       6.11/(b)/     05/08/97       55,000,000
Pacific Mutual Life Insurance Co.
 25,000,000       5.52/(b)/     02/28/97       25,000,000
Prudential Funding Corp.
 40,000,000       5.42          01/29/97       39,831,378
Motor Vehicles and Equipment
Ford Motor Credit Corp.
 20,000,000       5.50          01/28/97       19,917,500
Hertz Corporation
 25,000,000       5.32          02/04/97       24,874,389
Personal Credit Institutions
Associates Corp.
 50,000,000       5.32          01/29/97       49,793,111
Household Finance Corp.
 50,000,000       5.32          03/12/97       49,482,778
Transamerica Finance Corp.
 20,000,000       5.43          01/29/97       19,915,533
Receivable/Asset Financings
Beta Finance Inc.
  7,000,000       6.11          06/17/97        7,000,000
Delaware Funding Corp.
 30,000,000       5.29          02/20/97       29,779,583
Enterprise Funding Corp.
 10,062,000       5.33          01/21/97       10,032,205
  9,103,000       5.33          01/23/97        9,073,350
International Lease Finance Corp.
  9,000,000       5.29%         03/24/97      $ 8,891,555
 30,000,000       5.32          04/04/97       29,587,700
New Center Asset Trust
 10,000,000       5.52          01/28/97        9,958,600
 10,000,000       5.37          04/04/97        9,861,275
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 40,000,000       5.30          02/13/97       39,746,778
 10,000,000       5.34          03/12/97        9,896,167
C.S. First Boston, Inc.
 15,000,000       5.33          01/22/97       14,953,363
Merrill Lynch & Co., Inc.
 10,000,000       5.45          02/19/97        9,925,819
 40,000,000       5.33          02/26/97       39,668,356
Morgan Stanley Group, Inc.
 10,000,000       5.59          01/28/97        9,958,075
 15,000,000       5.32          02/06/97       14,920,200
 25,000,000       5.79/(a)/     06/27/97       25,000,000
-----------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                               $764,666,253
-----------------------------------------------------------
Bank Notes--10.7%
Colorado National Bank
$25,000,000       5.59%/(b)/    01/15/97     $ 24,999,810
FCC National Bank
 15,000,000       5.70          05/22/97       14,982,722
 20,000,000       6.00          06/02/97       20,000,808
Huntington National Bank
 25,000,000       6.05          06/13/97       25,014,637
PNC Bank, N.A.
 40,000,000       5.58/(b)/     04/01/97       39,992,313
SMM Trust 1996
 10,000,000       5.69/(b)/     06/20/97       10,000,000
-----------------------------------------------------------
Total Bank Notes                             $134,990,290
-----------------------------------------------------------
U.S. Government Agency Obligations--1.6%
Federal National Mortgage Association
$20,400,000       5.36%         03/12/97     $ 20,187,386
-----------------------------------------------------------
Total U.S. Government Agency Obligations     $ 20,187,386
-----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Prime Obligations Portfolio (continued)
December 31, 1996

-----------------------------------------------------------
Principal          Interest     Maturity         Amortized
 Amount             Rate         Date              Cost
===========================================================
Certificates of Deposit--9.5%
Chase Manhattan Corp.
$ 10,000,000       5.75%         02/03/97    $   10,000,000
  40,000,000       5.42          03/12/97        40,000,000
First Alabama Bank
  20,000,000       5.55          02/28/97        19,999,973
Mellon Bank, N.A.
  40,000,000       5.35          02/19/97        40,000,000
Union Bank of California
  10,000,000       5.58          02/28/97        10,000,000
-----------------------------------------------------------
Total Certificates of Deposit                $  119,999,973
-----------------------------------------------------------
Repurchase Agreements--17.9%
C.S. First Boston Corp., dated 12/31/96, repurchase
   price $50,465,000 (FNMA: $51,588,373, 6.12%-6.23%,
   02/01/32-10/01/32)
$ 50,000,000       5.40%         03/03/97    $   50,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $100,036,111 (U.S. Treasury Bond: $53,861,960,
   11.25%, 02/15/15; FHLB Stripped Security:
   $48,746,508, 06/23/97)
 100,000,000       6.50          01/02/97       100,000,000
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $25,213,750 (FNMA: $9,152,917, 7.50%,
   04/01/26; FHLMC: $17,073,692, 7.50%, 11/01/26)
  25,000,000       5.40          02/26/97        25,000,000
Smith Barney, Inc., dated 12/31/96, repurchase price
   $30,257,450 (FHLMC: $31,328,053, 7.00%,
   06/01/26-11/01/26)
  30,000,000       5.42          02/26/97        30,000,000
Joint Repurchase Agreement Account
  21,400,000       6.58          01/02/97        21,400,000
-----------------------------------------------------------
Total Repurchase Agreements                  $  226,400,000
-----------------------------------------------------------
Total Investments                            $1,266,243,902/(c)/
===========================================================

/(a)/Variable rate security-base index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio
December 31, 1996



-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
Commercial Paper and Corporate Obligations--48.5%
Business Credit Institutions
General Electric Capital Corp.
$15,000,000      5.44%           04/03/97      $ 14,791,467
Commercial Banks
CP Trust Certificates Series 1996
 20,000,000      5.68/(a)/       03/28/97        20,000,000
Computer Software and Services
Siemens Capital Corp.
 25,000,000      5.32            02/13/97        24,841,139
Foreign Banks
Banca Crt Financial Corp.
 10,000,000      5.35            01/22/97         9,968,792
  5,000,000      5.35            01/31/97         4,977,708
 17,430,000      5.45            03/03/97        17,269,039
  5,400,000      5.42            04/03/97         5,325,204
Generale Bank
 15,000,000      5.35            04/10/97        14,779,313
San Paolo U.S. Finance Co.
 25,000,000      5.36            01/31/97        24,888,333
 15,000,000      5.33            02/13/97        14,904,504
Unifunding, Inc.
 40,000,000      5.45            01/29/97        39,830,444
Home Builders
International Lease Finance Corp.
 40,000,000      5.43            03/07/97        39,607,833
Life Insurance
Commonwealth Life Insurance Co.
 25,000,000      5.64/(b)/       05/08/97        25,000,000
Prudential Funding Corp.
 10,000,000      5.42            01/29/97         9,957,844
Motor Vehicles and Equipment
Daimler Benz Corp., N.A.
 25,000,000      5.35            03/25/97        24,691,631
Ford Motor Credit Co.
 40,000,000      5.32            02/04/97        39,799,022
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 35,000,000      5.30            02/13/97        34,778,431
Merrill Lynch & Co., Inc.
 40,000,000      5.35            02/11/97        39,756,278
Morgan Stanley Group, Inc.
 20,000,000      5.32            02/06/97        19,893,600
 20,000,000      5.53/(a)/       06/27/97        20,000,000
Nomura Holdings
 35,000,000      5.39            01/29/97        34,853,272
-----------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                                 $479,913,854
-----------------------------------------------------------
Bank Notes--15.1%
Colorado National Bank
$15,000,000      5.59%/(b)/      01/15/97      $ 14,999,886
Dakota Certificates of Standard Credit Card Master Trust
 20,000,000      5.33/(b)/       02/07/97        19,890,439
FCC National Bank, Wilmington
 10,000,000      5.70            05/22/97         9,988,481
First Bank FSB
  5,000,000      5.61/(b)/       04/11/97         4,999,734
First National Bank of Maryland
  5,000,000      5.60/(b)/       09/30/97         4,998,547
Huntington National Bank
  5,000,000      6.05            06/13/97         4,998,229
PNC Bank, N.A.
 10,000,000      5.58/(b)/       04/01/97         9,998,078
 20,000,000      5.40/(b)/       10/01/97        19,988,244
Society National Bank of Cleveland
 25,000,000      5.58/(b)/       05/14/97        24,990,309
SMM Trust 1996
 10,000,000      5.69/(b)/       06/20/97        10,000,000
Southtrust Bank of Alabama, N.A.
 25,000,000      5.54/(b)/       05/15/97        24,995,313
-----------------------------------------------------------
Total Bank Notes                               $149,847,260
-----------------------------------------------------------
Certificates of Deposit--0.5%
Chase Manhattan Corp.
$ 5,000,000      5.75%           02/03/97      $  5,000,000
-----------------------------------------------------------
Total Certificates of Deposit                  $  5,000,000
-----------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar--7.6%
Norinchukin Bank, London
$40,000,000      5.49%           03/18/97      $ 40,000,830
Sanwa Bank Ltd., London
 35,000,000      5.46            03/21/97        35,000,377
-----------------------------------------------------------
Total Certificates of Deposit - Foreign
   Eurodollar                                  $ 75,001,207
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
----------------------------------------------------------
ILA Money Market Portfolio (continued)
December 31, 1996



-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
Certificates of Deposit - Yankeedollar--9.1%
Industrial Bank of Japan, New York
$35,000,000      5.46%           03/19/97      $ 35,000,368
Landesbank Hessen Thuer Gir, New York
 30,000,000      6.03            06/13/97        30,036,531
Sumitomo Bank, Los Angeles
 25,000,000      5.52            02/28/97        24,998,171
-----------------------------------------------------------
Total Certificates of Deposit - Yankeedollar   $ 90,035,070
-----------------------------------------------------------
Taxable Municipal Notes--2.9%
Florida Housing Finance Authority
$28,800,000      5.92%/(b)/      01/01/34      $ 28,800,000
-----------------------------------------------------------
Total Taxable Municipal Notes                  $ 28,800,000
-----------------------------------------------------------
Time Deposit--3.6%
Bank of Tokyo, Mitsubishi Bank Ltd.
$35,000,000      5.50%           05/16/97      $ 35,000,000
-----------------------------------------------------------
Total Time Deposit                             $ 35,000,000
-----------------------------------------------------------
Repurchase Agreements--12.9%
JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $50,018,056 (FHLMC: $52,044,149, 7.26%,
   09/17/01)
$50,000,000      6.50%           01/02/97      $ 50,000,000
Joint Repurchase Agreement Account
 77,200,000      6.58            01/02/97        77,200,000
-----------------------------------------------------------
Total Repurchase Agreements                    $127,200,000
-----------------------------------------------------------
Total Investments                              $990,797,391/(c)/
===========================================================
/(a)/Variable rate security-base index is one of the following:
      U.S. Treasury Bill
      One or three  month LIBOR
      One month  commercial  paper
      Federal  Funds
      Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

-----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio

December 31, 1996

-----------------------------------------------------------
Principal          Interest      Maturity        Amortized
 Amount             Rate          Date             Cost
===========================================================
U.S. Government Agency Obligations--31.2%

Federal Home Loan Bank

$ 25,000,000       5.35%         01/30/97      $ 24,892,257
  50,000,000       5.40/(a)/     04/04/97        49,988,154
  25,000,000       5.45          11/12/97        24,977,221
  10,000,000       5.42          12/02/97         9,986,619
  25,000,000       5.50/(a)/     12/26/97        24,979,592

Federal National Mortgage Association

  30,000,000       6.50          01/02/97        29,994,583
  15,000,000       4.72/(a)/     01/27/97        14,999,007
  20,000,000       5.41/(a)/     09/29/97        19,992,616
   7,500,000       5.53          10/29/97         7,497,075
  50,000,000       5.40/(a)/     12/03/97        49,968,600
-----------------------------------------------------------
Total U.S. Government Agency Obligations       $257,275,724
-----------------------------------------------------------
U.S. Treasury Obligations--3.0%

United States Treasury Notes

$ 20,000,000       5.63%         06/30/97      $ 19,965,941
   5,000,000       6.00          09/02/97         4,999,214
-----------------------------------------------------------
Total U.S. Treasury Obligations                $ 24,965,155
-----------------------------------------------------------
Repurchase Agreements--66.1%

Bear Stearns Companies, Inc. dated 12/31/96, repurchase
   price $30,011,333 (FNMA: $30,894,721, 8.50%, 09/01/25)
$ 30,000,000      6.80%          01/02/97       $30,000,000

C.S. First Boston Corp., dated 12/11/96, repurchase
   price $30,403,125 (FHLM: $31,559,521, 7.00%, 11/01/26)
  30,000,000      5.38           03/11/97        30,000,000

Daiwa Securities, dated 12/31/96, repurchase price
   $30,011,500 (U.S. Treasury Bill: $30,600,013, 11/13/97)
  30,000,000      6.90           01/02/97        30,000,000

Goldman, Sachs & Co., dated 12/11/96, repurchase price
   $30,403,125 (FNMA: $30,964,228, 6.12%, 10/01/32)
  30,000,000      5.38           03/11/97        30,000,000

JP Morgan Securities, Inc., dated 12/12/96, repurchase
   price $30,403,125 (FNMA: $31,531,603, 8.00%, 06/01/26)
  30,000,000      5.38           03/12/97        30,000,000

Lehman Government Securities, Inc., dated 12/31/96,
   repurchase price $30,011,833 (U.S. Treasury Stripped
   Security: $22,193,561, 11/15/99; U.S. Treasury
   Notes: $8,408,442, 7.75%-8.88%, 2/15/00-2/15/01)
  30,000,000      7.10           01/02/97        30,000,000

Merrill Lynch Government Securities, Inc., dated 12/31/96,
   repurchase price $30,011,833 (FNMA: $30,385,501, 5.28%,
   06/01/24)
  30,000,000      7.10           01/02/97        30,000,000

Repurchase Agreements  (continued)

Nomura Securities International, Inc., dated 12/31/96,
   repurchase price $30,012,500 (FHLM: $30,924,339,
   6.50%-8.00%, 01/01/00-09/01/11)
$ 30,000,000      7.50%          01/02/97      $ 30,000,000

Joint Repurchase Agreement Account
 305,000,000      6.58           01/02/97       305,000,000
-----------------------------------------------------------
Total Repurchase Agreements                    $545,000,000
-----------------------------------------------------------
Total Investments                              $827,240,870/(b)/
===========================================================
/(a)/Variable rate security-base index is one of the following:
     Federal Funds
     Prime lending rate
     One month LIBOR

/(b)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Treasury Obligations Portfolio
December 31, 1996

-----------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
===========================================================
U.S. Treasury Obligations--9.6%
United States Treasury Notes
$40,000,000      5.63%           06/30/97       $39,932,792
 27,500,000      5.38            12/01/97        27,459,792
 10,000,000      5.25            12/31/97         9,975,384
-----------------------------------------------------------
Total U.S. Treasury Obligations                 $77,367,968
-----------------------------------------------------------
Repurchase Agreements--90.8%
Bear Stearns Companies Inc., dated 12/31/96, repurchase
  price $35,013,125 (U.S. Treasury Note: $35,659,606,
  8.75%, 8/15/00)
$35,000,000      6.75%           01/02/97       $35,000,000

C.S. First Boston Corp., dated 12/13/96, repurchase price
   $30,399,750 (U.S. Treasury Note: $30,748,620, 7.50%,
   11/15/01)
 30,000,000      5.33            03/13/97        30,000,000

CIBC Wood Gundy Securities, dated 12/31/96, repurchase
   price $35,013,028 (U.S. Treasury Bond: $35,702,267,
   8.50%, 02/15/20)
 35,000,000      6.70            01/02/97        35,000,000

Daiwa Securities, dated 12/31/96, repurchase price
   $35,013,417 (U.S. Treasury Bill: $35,700,492, 11/13/97)
 35,000,000      6.90            01/02/97        35,000,000

Goldman, Sachs & Co., dated 12/31/96, repurchase price
   $35,012,833 (U.S. Treasury Note: $35,700,497, 7.25%,
   02/15/98)
 35,000,000      6.60            01/02/97        35,000,000

JP Morgan Securities, Inc., dated 12/31/96, repurchase
   price $35,012,833 (U.S. Treasury Note: $35,838,260,
   7.38%, 11/15/97)
 35,000,000      6.60            01/02/97        35,000,000

Lehman Government Securities, Inc., dated 12/31/96,
   repurchase price $35,013,806 (U.S. Treasury Stripped
   Securities: $35,703,063, 02/15/00-11/15/00)
 35,000,000      7.10            01/02/97        35,000,000

Merrill Lynch Government Securities, Inc., dated
   12/31/96, repurchase price $35,012,542 (U.S. Treasury
   Stripped Securities: $35,702,128, 02/15/02-02/15/26)
 35,000,000      6.45            01/02/97        35,000,000

Nomura Securities International, Inc., dated 12/12/96,
   repurchase price $30,400,500 (U.S. Treasury Notes:
   $30,600,339, 5.13%-8.50%, 04/15/97-08/15/01)
 30,000,000      5.34            03/12/97        30,000,000

Sanwa Securities, dated 12/31/96, repurchase price
   $35,013,125 (U.S. Treasury Note: $36,039,356, 8.50%,
   2/15/00)
 35,000,000      6.75            01/02/97        35,000,000

Smith Barney Inc., dated 12/11/96, repurchase price
   $30,400,500 (U.S. Treasury Notes: $28,942,094,
   5.38%-6.88%, 05/15/97-07/31/99; U.S. Treasury Stripped
   Security: $1,658,209, 02/15/00)
 30,000,000      5.34            03/11/97        30,000,000

UBS Securities Inc., dated 12/31/96, repurchase price
   $35,013,368 (U.S. Treasury Note: $35,676,249, 6.00%,
   09/30/98)
 35,000,000      6.88            01/02/97        35,000,000

Joint Repurchase Agreement Account
327,900,000      6.58            01/02/97       327,900,000
-----------------------------------------------------------
Total Repurchase Agreements                    $732,900,000
-----------------------------------------------------------
Total Investments                              $810,267,968/(a)/
===========================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect
the value of investments in that category as a percentage
of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
------------------------------------------------------------
ILA Treasury Instruments Portfolio
December 31, 1996

------------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
============================================================
U.S. Treasury Obligations--99.3%
United States Treasury Bills
$25,000,000       4.72%         01/30/97       $  24,904,944
  5,500,000       4.95          01/30/97           5,478,069
 75,000,000       4.80          02/06/97          74,640,000
 48,600,000       4.83          02/06/97          48,365,262
 14,500,000       4.86          02/06/97          14,429,530
 32,100,000       5.41          02/06/97          31,942,389
 90,000,000       4.95          02/06/97          89,554,500
 75,000,000       4.82          02/13/97          74,568,208
150,000,000       5.03          02/13/97         149,098,792
 10,500,000       4.86          02/27/97          10,419,203
 21,500,000       4.90          02/27/97          21,333,196
 28,400,000       4.94          02/27/97          28,177,865
United States Treasury Notes
 30,000,000       6.25          01/31/97          30,025,345
 50,000,000       7.50          01/31/97          50,097,656
 50,000,000       4.75          02/18/97          49,961,310
312,000,000       6.88          02/28/97         312,866,648
205,000,000       6.63          03/31/97         205,703,323
------------------------------------------------------------
Total U.S. Treasury Obligations               $1,221,566,240
------------------------------------------------------------
Total Investments                             $1,221,566,240/(a)/
============================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio

December 31, 1996

------------------------------------------------------------
Principal        Interest       Maturity          Amortized
 Amount           Rate            Date              Cost
============================================================
U.S. Government Agency Obligations--100.3%
Federal Farm Credit Bank
$ 20,515,000     5.36%          01/02/97        $ 20,511,946
  37,635,000     5.58           01/06/97          37,605,833
   2,400,000     5.58           01/07/97           2,397,767
  27,300,000    5.26-5.27       01/13/97          27,252,072
  36,345,000     5.35           01/15/97          36,269,382
  56,000,000     5.37           01/21/97          55,832,933
  42,000,000     5.37           01/23/97          41,862,170
   9,750,000     5.50           01/27/97           9,711,271
  11,490,000     5.48           01/31/97          11,437,529
 212,210,000    5.23-5.41/(a)/  02/03/97         212,075,061
  44,895,000     5.21           02/04/97          44,674,092
  24,000,000     5.33           02/06/97          23,872,080
  20,545,000    5.21-5.33       02/10/97          20,424,201
  10,000,000     5.20           02/14/97           9,936,444
  79,055,000    5.21-5.39       02/18/97          78,494,540
  14,830,000     5.22           02/21/97          14,720,332
  50,635,000    5.21-5.33       02/26/97          50,216,604
  17,000,000     5.21           02/27/97          16,859,764
  16,000,000     5.21           02/28/97          15,865,698
  51,610,000    5.22-5.32       03/03/97          51,423,313
   8,000,000     5.32           03/10/97           7,919,609
   7,180,000     5.21           03/11/97           7,108,302
  50,000,000     5.48/(b)/      03/11/97          49,992,224
   6,200,000     5.21           03/12/97           6,137,191
  20,000,000     5.36           03/25/97          19,752,844
  19,000,000    5.32-5.36       03/26/97          18,762,747
   9,000,000     5.32           03/27/97           8,886,950
  11,000,000     5.32           03/31/97          10,855,325
  17,000,000     5.30           04/01/97          16,774,750
  50,000,000     5.52/(b)/      05/21/97          49,981,445
  50,000,000     5.84           06/18/97          49,958,175
  10,000,000     5.37/(b)/      06/26/97           9,996,868
  50,000,000     5.49/(b)/      08/26/97          49,972,764
  50,000,000     5.36/(b)/      10/02/97          49,959,775
Federal Home Loan Bank
   5,100,000     5.22           01/02/97           5,099,261
  50,000,000     5.38/(b)/      01/03/97          49,999,747
  17,895,000     5.24           01/16/97          17,855,929
  34,900,000     5.23           01/23/97          34,788,562
  25,000,000     5.28           01/28/97          24,901,000
 133,300,000    5.22-5.35       01/30/97         132,733,719
  25,130,000     5.28           01/31/97          25,019,533
 181,845,000    5.21-5.32       02/13/97         180,701,332
  28,750,000    5.21-5.26       02/14/97          28,566,649
 145,815,000     5.20%          02/20/97         144,761,891
  34,300,000     5.31           02/21/97          34,041,978
 125,320,000    5.20-5.21       02/27/97         124,287,275
  27,680,000     5.21           03/06/97          27,423,622
 101,750,000     5.23           03/13/97         100,700,477
  35,000,000     5.35           03/27/97          34,557,882
  50,000,000     5.51/(b)/      03/27/97          49,989,790
  80,000,000     5.35           03/31/97          78,941,889
 100,000,000     5.22/(b)/      04/01/97          99,981,167
  25,000,000     5.84           06/27/97          24,976,809
  50,000,000     5.51/(b)/      08/28/97          49,977,691
  65,000,000     5.50/(b)/      09/26/97          64,962,440
  50,000,000     5.50/(b)/      12/26/97          49,959,182
Student Loan Marketing Association
  75,000,000     5.41           10/02/97          74,972,733
  74,000,000     5.46           11/10/97          73,963,185
Tennessee Valley Authority
  40,000,000     5.21           01/24/97          39,866,856
  47,975,000     5.21           02/05/97          47,731,993
  47,300,000     5.21           02/06/97          47,053,567
  87,385,000    5.20-5.22       02/19/97          86,765,491
  75,000,000     5.17           02/20/97          74,461,458
  75,000,000     5.17           02/21/97          74,450,688
  60,840,000    5.26-5.31       02/25/97          60,347,412
  20,000,000     5.23           03/21/97          19,770,461
 106,885,000     5.28           03/26/97         105,568,177
  75,000,000     5.25           04/09/97          73,928,125
------------------------------------------------------------
Total Investments                             $3,300,609,972/(c)/
============================================================
/(a)/Variable rate security-base index is one of the following:
       U.S. Treasury Bill
       One or three month LIBOR
       Federal Funds
       Prime lending rate
/(b)/Variable rate master note-base index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio
December 31, 1996

--------------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
==============================================================
Alabama--6.4%

Columbia IDB PCRB Series 1996 A for Alabama Power Co.
   (VMIG1)
$21,000,000      5.00%          01/01/97      $21,000,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 B
   (A-1/VMIG1)/(c)/
 23,500,000      5.00           01/01/97       23,500,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 C
   (A-1/VMIG1)
  4,600,000      4.65           01/01/97        4,600,000
Columbia IDB PCRB VRDN for Alabama Power Co. Series
   1995 E
   (A-1/VMIG1)
  4,900,000      5.10           01/01/97        4,900,000
Homewood RB for Samford University (Bank of Nova Scotia
   LOC) (A-1+/VMIG1)
 16,000,000      5.00           01/01/97       16,000,000
Jefferson County Sewer Revenue Warrants Series 1995 A
   (Bayerische Landesbank Girozentrale LOC)(A-1+/P-1)
 19,300,000      4.25           01/07/97       19,300,000
Mobile County IDA PCRB for M&T Chemicals (Bankers Trust
   LOC) (A1)
  3,000,000      4.13           01/01/97        3,000,000
Mobile IDA PCRB for Alabama Power Co. Series
   1993A(A-1/VMIG1)
  8,600,000      4.15           01/01/97        8,600,000
Mobile IDA PCRB for Alabama Power Co. Series
   1994(A-1/VMIG1)
  2,100,000      5.00           01/01/97        2,100,000
-----------------------------------------------------------
                                             $103,000,000
-----------------------------------------------------------
Alaska--0.2%
Valdez Marine Terminal RB for Arco, Inc. Series 1994
   C(A-1/P-1)
$ 2,600,000      3.60%          04/10/97      $ 2,600,000
-----------------------------------------------------------
Arkansas--1.2%
Crossett PCRB for Georgia Pacific Corp. Series 1991
   VRDN
   (Suntrust Bank LOC)(A-1+/AA3)
$ 9,500,000      4.15%          01/07/97      $ 9,500,000
Union County PCRB Series 1988 for Great :Lakes Chemical
   (A-1)
  9,000,000      4.21/(b)/      01/07/97        9,000,000
-----------------------------------------------------------
                                              $18,500,000
-----------------------------------------------------------
California--5.8%
California RANS VRDN Series 1996-97 B(SP-1+/VMIG1)
$ 6,000,000      3.47%          01/31/97      $ 6,000,000
California RANS VRDN Series 1996-97 C1(SP-1+/VMIG1)
 12,000,000      4.00           01/07/97       12,000,000
California Statewide Communities Development Authority
   Refunding RB Series 1995(A-1+)/(c)/
$ 9,300,000      3.90%          01/07/97      $ 9,300,000
California Statewide Communities Development Authority
   Refunding RB Series 1995A-2(A-1+)
  2,500,000      3.90           01/07/97        2,500,000
Los Angeles County MF Hsg. RB(A-1+)
  3,500,000      2.80           01/07/97        3,500,000
Los Angeles County TRANS (Credit Suisse/Morgan Guaranty
   Trust Co./Westdeutsche Landesbank Girozentrale/Bank
   of America/Union Bank of Switzerland
   LOC)(SP-1/VMIG1)
 12,450,000      4.50           06/30/97       12,492,536
Newport Beach VRDN RB Series 1996 A(A-1+)
    600,000      5.15           01/01/97          600,000
State of California RANS Series 1996-97(SP-1+/VMIG1)
 45,800,000      4.05           01/07/97       45,800,000
-----------------------------------------------------------
                                              $92,192,536
-----------------------------------------------------------
Colorado--0.6%
State of Colorado General Fund TRANS Series 1996
   A(SP-1+)
$10,000,000      4.50%          06/27/97      $10,033,630
-----------------------------------------------------------
Connecticut--1.4%
State of Connecticut Development Authority
   PCRB(Deutsche Bank LOC)(A-1+/VMIG1)
$17,400,000      4.15%/(b)/     01/07/97      $17,400,000
State of Connecticut State 2nd Lien VRDN (Commerzbank
   Bank LOC)(A-1+/VMIG1)
  4,800,000      4.00           01/07/97        4,800,000
-----------------------------------------------------------
                                              $22,200,000
-----------------------------------------------------------
District of Columbia--1.1%
District of Columbia VRDN ACES for Georgetown
   University Series 1988 B, C and E (Bayerishe
   Landesbank Girozentrale LOC)
   (A-1+/VMIG1)
$10,900,000      4.10%          01/07/97      $10,900,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN
   (Sumitomo Bank LOC)(VMIG1)
  7,000,000      4.30           01/07/97        7,000,000
-----------------------------------------------------------
                                              $17,900,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
===========================================================
Florida--2.8%
Dade County Water & Sewer VRDN Series 1994(A-1+/VMIG1)
$7,475,000       4.00%/(b)/     01/07/97      $ 7,475,000
Florida Local Government Pooled CP Notes (First Union
   National Bank of Florida LOC)(A-1+/P-1)
29,162,000       3.70           01/24/97       29,162,000
7,225,800        3.60           02/18/97        7,225,800
1,800,000        3.50           03/14/97        1,800,000
-----------------------------------------------------------
                                              $45,662,800
-----------------------------------------------------------
Georgia--12.0%
Albany Dougherty PCRB for Philip Morris Co. (A-1/P-1)
$17,000,000      4.15%          01/07/97      $17,000,000
Albany Dougherty PCRB Series 1991 for Georgia Power
   Co.(A-1+)
  2,120,000      4.15           01/07/97        2,120,000
Burke County Development Authority RB(A-1+/VMIG1)
  6,000,000      4.65           01/01/97        6,000,000
 29,055,000      5.00           01/01/97       29,055,000
  3,000,000      4.15           01/07/97        3,000,000
Burke County PCRB for Georgia Power Co.(A-1+/VMIG1)/(c)/
  2,900,000      5.00           01/07/97        2,900,000
 29,850,000      4.00/(b)/      01/07/97       29,850,000
  3,425,000      4.15           01/07/97        3,425,000
  6,000,000      4.15           01/07/97        6,000,000
Burke County PCRB for Georgia Power Co. Series
   1994(VMIG1)
  3,400,000      5.00           01/07/97        3,400,000
Cobb County Institute of Nuclear Operations Inc. VRDN
   for Georgia Power Co. (Suntrust Bank LOC)(Aa3)
  4,295,000      4.15           01/07/97        4,295,000
Cobb County Power Operations Inc. VRDN (Trust Company
   Bank LOC)(AA-)
  2,330,000      4.15           01/07/97        2,330,000
Columbus Hospital Authority RB for St. Francis
   Hospital(VMIG1)
  7,750,000      4.15/(b)/      01/01/97        7,750,000
DeKalb County IDA VRDN for Siemens Energy and
   Automation, Inc.(P-1)
  3,750,000      4.05           01/07/97        3,750,000
Dekalb Private Hospital Authority VRDN for Egleston
   Children's Hospital Series 1994 A (Suntrust Bank
   LOC)(VMIG1)
  1,800,000      4.05           01/07/97        1,800,000
Floyd County PCRB for Georgia Power Co. Series
   1996(A-1/VMIG1)
  5,080,000      5.00           01/07/97        5,080,000
Fulco Hospital Authority Revenue Anticipation
   Certificates Series 1992 (Suntrust Bank LOC)(A-1+)
  4,815,000      4.15%          01/07/97        4,815,000
Georgia Municipal Gas Authority RB(A-1/VMIG1)
 22,200,000      4.00/(b)/      01/07/97       22,200,000
Heard County PCRB for Georgia Power Co. Series
   1996(A-1/VMIG1)
  1,800,000      5.00           01/01/97        1,800,000
Henry County IDA PCRB for Georgia Pacific Corp.
   (Suntrust Bank LOC)(Aa3)
  4,000,000      4.15           01/07/97        4,000,000
Municipal Electric Authority of Georgia Subordinate
   General Resolution Series 1985 B and C (Credit
   Suisse/Morgan Guaranty/Bayerische Landesbank
   Girozentrale LOC)(A-1+/P-1)
 12,650,000      3.55           03/06/97       12,650,000
  8,145,000      3.55           03/11/97        8,145,000
Municipal Electric Authority of Georgia Subordinate
   General Resolution Series 1994 C (Credit
   Suisse/Morgan Guaranty/
   Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  7,000,000      3.50           03/13/97        7,000,000
Savannah Economic Development Authority PCRB VRDN for
   Savannah Electric & Power Co. (A-1/VMIG1)
  4,085,000      4.15           01/07/97        4,085,000
-----------------------------------------------------------
                                             $192,450,000
-----------------------------------------------------------
Hawaii--0.1%
Hawaii Housing Finance and Development Authority VRDN
   (FHLB LOC)(A-1+)
$ 2,200,000      2.80%          01/07/97      $ 2,200,000
-----------------------------------------------------------
Idaho--0.6%
Idaho Health Facilities for Holy Cross Health
   Systems(A-1/VMIG1)
$10,000,000      4.10%          01/07/97      $10,000,000
-----------------------------------------------------------
Illinois--3.2%
Belleville IDA for Weyerhaeuser Company Series
   1993(A-1)
$ 1,800,000      4.21%          01/07/97      $ 1,800,000
Illinois Health Facilities Authority VRDN for Central
   Dupage Hospital (Rabobank Nederland LOC)(VMIG1)
  5,000,000      5.25           01/01/97        5,000,000
Illinois Health Facilities Authority VRDN for
   Resurrection Healthcare(VMIG1)
 15,000,000      5.00           01/01/97       15,000,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)

December 31, 1996

-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
============================================================
Illinois  (continued)
Illinois Health Facilities Authority VRDN Series 1985 D Revolving
   Fund Pooled Finance Program (First National Bank of Chicago
   LOC)(A-1/VMIG1)
$16,600,000      4.15%          01/07/97      $  16,600,000
Illinois Health Facility Authority VRDN for Elmhurst Memorial
   Hospital(VMIG1)
    100,000      5.30           01/01/97            100,000
Sauget PCRB VRDN Series 1992(P-1)
  3,300,000      4.20           01/07/97          3,300,000
Sauget PCRB VRDN Series 1993(P-1)
  9,335,000      4.20           01/07/97          9,335,000
-----------------------------------------------------------
                                              $  51,135,000
-----------------------------------------------------------
Indiana--5.1%
Fort Wayne Hospital Authority VRDN Series 1985 C and D (Bank of
   America LOC)(VMIG1)
$ 1,180,000      4.15%          01/07/97      $   1,180,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985
   B, C & D (Fuji Bank LOC)(VMIG1)/(c)/
 16,855,000      4.15           01/07/97         16,855,000
Gary CP Notes for U.S. Steel Corp. (Bank of New York LOC)
   (A-1+/P-1)
 20,000,000      3.55           03/11/97         20,000,000
Indiana Hospital Equipment Financing Authority VRDN
   Series 1985 A (MBIA)(A-1/VMIG1)
 29,490,000      4.20           01/07/97         29,490,000
Jasper County PCRB for Nipsco Series 1994 A(A-1+/VMIG1)
  5,200,000      5.10           01/01/97          5,200,000
Schererville Economic Development VRDN Series 1983 for Avery
  International Corp. Project (Bankers Trust LOC)(Aa2)
  4,000,000      4.13           01/07/97          4,000,000
Warrick County PCRB for Aluminum Company of America Series
  1992(A-1)
  5,000,000      4.15           01/07/97          5,000,000
-----------------------------------------------------------
                                              $  81,725,000
-----------------------------------------------------------
Iowa--1.4%
Muscatine County VRDN for Monsanto Corp.(P-1)
$ 1,000,000      4.20%          01/07/97      $   1,000,000
Salix PCRB VRDN for Midwest Power Systems Inc.(A-1/VMIG1)/(c)/
 21,795,000      4.15           01/07/97         21,795,000
-----------------------------------------------------------
                                              $  22,795,000
-----------------------------------------------------------
Kentucky--1.7%
Calvert VRDN for Air Products and Chemicals Inc. Project(A-1)
$ 1,000,000      4.20%          01/07/97      $   1,000,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky
  Power (CFC)(A-1+/Aa3)
 13,450,000      4.15           01/07/97         13,450,000
Trimble County PCRB for Louisville Gas & Electric Series 1996 A(A-
  1+/VMIG1)
 12,500,000      3.50           03/14/97         12,500,000
-----------------------------------------------------------
                                              $  26,950,000
-----------------------------------------------------------
Louisiana--2.5%
Ascension Parish PCRB for BASF Wyandotte Corp. Series
   1985 (Bank of Tokyo LOC)(P-1)
$ 2,600,000      5.10%          01/01/97      $   2,600,000
Ascension Parish PCRB for Vulcan Materials Co. Series 1996(A-
   1+/VMIG1)
  8,200,000      4.20           01/07/97          8,200,000
Louisiana Public Facilities Authority School Health Care System
   UPDATE Series 1993(A-1+/VMIG1)
  7,700,000      3.60           01/08/97          7,700,000
Parish of Desoto PCRB Series 1991 A (Swiss Bank LOC)(A-1+/VMIG1)
  4,600,000      4.05           01/07/97          4,600,000
Parish of Iberville VRDN for Air Products and Chemicals, Inc.
   Project(A-1)
  6,200,000      4.20           01/07/97          6,200,000
Plaquemines Port RB for Teco Energy, Inc. Series 1985 B(A-1+/P-1)
  2,000,000      3.60           02/13/97          2,000,000
South Louisiana Port Commission RB for Occidental Petroleum Corp.
   Series 1996 (Wachovia Bank LOC)(P-1)
  4,400,000      4.15           01/07/97          4,400,000
West Baton Rouge Parish VRDN for Dow Chemical Co. Series 1991
   (P-1)
  4,000,000      3.55           02/10/97          4,000,000
-----------------------------------------------------------
                                              $  39,700,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996
--------------------------------------------------------------------



--------------------------------------------------------------------
Principal            Interest           Maturity           Amortized
 Amount                Rate               Date                Cost
====================================================================
Maryland--0.9%
Baltimore County Consolidated Public Improvement BANS Series
  1995(A-1+/P-1)
$10,000,000          3.55%              02/06/97     $    10,000,000
Frederick GO VRDN (Fuji Bank LOC)(A-1/VMIG1)
  4,800,000          4.25               01/07/97           4,800,000
--------------------------------------------------------------------
                                                     $    14,800,000
--------------------------------------------------------------------
Massachusetts--1.6%
Massachusetts Bay Transportation Authority Series 1996 A Notes
  (SP-1/MIG2)
$11,000,000          3.75%              02/28/97     $    11,008,115
Massachusetts Health & Education Authority RB for Harvard
  University Series I(A-1+/VMIG1)/(c)/
 13,866,000          3.90               01/07/97          13,866,000
--------------------------------------------------------------------
                                                     $    24,874,115
--------------------------------------------------------------------
Michigan--0.7%
Michigan Job Development Authority for Mazda Motor Manufacturing
  VRDN (Sumitomo Bank LOC)(VMIG1)
$11,100,000          4.25%              01/07/97     $    11,100,000
--------------------------------------------------------------------
Minnesota--1.5%
Becker PCRB for Northern States Power Co. Series 1992 A(A-1+)
$ 8,000,000          3.65%              01/16/97     $     8,000,000
  6,000,000          3.55               03/12/97           6,000,000
Becker PCRB for Northern States Power Co. Series 1993 A(A-1/VMIG1)
  4,000,000          3.55               03/12/97           4,000,000
White Bear Lake IDA for Weyerhauser Co. Series 1993(A-1)
  6,800,000          4.21               01/07/97           6,800,000
--------------------------------------------------------------------
                                                     $    24,800,000
--------------------------------------------------------------------
Mississippi--0.6%
Canton IDR for Levi Strauss Co. (Bank of America LOC)(P-1)
$10,000,000          4.15%/(b)/         01/07/97     $    10,000,000
--------------------------------------------------------------------
Missouri--1.8%
Belton RB (Texas Commerce Bank LOC)(P-1)
$ 4,025,000          4.25%              01/07/97     $     4,025,000
Kansas City Cloversett IDA MF Hsg. RB Series 1988 VRDN (Boatmen's
  Bank of Kansas City LOC)(A-1+)
  8,720,000          4.30               01/07/97           8,720,000
Missouri Health & Education Facility Authority VRDN (MBIA)(AAA)
 10,500,000          4.10               01/07/97          10,500,000
State Environmental Improvement and Energy Resources
  Authority RB for Monsanto Corporation (P-1)
$ 5,520,000          4.20%              01/07/97     $     5,520,000
--------------------------------------------------------------------
                                                     $    28,765,000
--------------------------------------------------------------------
Montana--0.3%
Forsyth PCRB for Pacificorp. Series 1988 (Industrial Bank of Japan
  LOC)(A-1/P-1)
$ 3,400,000          4.70%              01/01/97     $     3,400,000
Montana State Board of Investments VRDN Payroll Tax Bonds(VMIG1)
  1,000,000          4.00               01/07/97           1,000,000
--------------------------------------------------------------------
                                                     $     4,400,000
--------------------------------------------------------------------
Nevada--0.2%
Clark County VRDN for Nevada Airport System (MBIA)
  (A-1+/VMIG1)
$ 3,200,000          4.00%              01/07/97     $     3,200,000
--------------------------------------------------------------------
New Jersey--3.3%
New Jersey TRANS Series 1997 A(A-1+/P-1)
$48,000,000          3.50%              03/12/97     $    48,000,000
New Jersey Turnpike Authority RB Series 1991 D (FGIC)(P-1)
  5,600,000          3.75               01/07/97           5,600,000
--------------------------------------------------------------------
                                                     $    53,600,000
--------------------------------------------------------------------
New Mexico--0.2%
Farmington PCRB for Arizona Public Service Series 1994 A (Union
  Bank of Switzerland LOC)(A-1+/P-1)
$ 2,600,000          5.00%              01/01/97     $     2,600,000
--------------------------------------------------------------------
New York--12.1%
New York City GO VRDN Series 1993 B (FGIC)(A-1+/VMIG1)
$ 5,500,000          4.50%              01/01/97     $     5,500,000
New York City GO (MBIA)(VMIG1)
 19,800,000          4.15               01/07/97          19,800,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 60,000,000          4.50               04/15/97          60,137,770
New York City GO Series 1992 D (FGIC)
 20,000,000          3.95               01/07/97          20,000,000
New York City GO Series 1994 (Union Bank of Switzerland
  LOC)(A-1+/VMIG1)
  2,200,000          4.50               01/01/97           2,200,000
New York City GO VRDN (Dai-Ichi Kangyo Bank LOC)(A-1/VMIG1)
  2,600,000          4.50               01/01/97           2,600,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996

--------------------------------------------------------------------
Principal        Interest       Maturity        Amortized
 Amount           Rate           Date             Cost
====================================================================
New York  (continued)
New York City GO VRDN (Norinchukin Bank LOC) (A-1+/VMIG1)
$ 7,000,000      4.50%          01/01/97      $ 7,000,000
New York City Municipal Water Finance Authority CP Notes Series 3
  (Toronto Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  8,900,000      3.50           03/12/97        8,900,000
New York City Municipal Water Finance Authority Series 3 (Toronto
   Dominion Bank/Bank of Nova Scotia
   LOC)(A-1+/P-1)
  3,000,000      3.50           03/11/97        3,000,000
New York State Energy Research & Development Authority PCRB for
  New York State Electric & Gas Series 1994 D (Union Bank of Switzerland LOC)(A-1+/VMIG1)
  8,700,000      4.40           01/01/97        8,700,000
New York State Housing Finance Agency for Normandie Court
  Housing RB Series 1987 A (Fleet Bank LOC)(VMIG1)
    900,000      4.00           01/07/97          900,000
New York State Local Government Assistance Series 1995 B VRDN
  (Bank of Nova Scotia LOC)(A-1+/VMIG1)/(c)/
 19,600,000      4.00           01/07/97       19,600,000
New York State Local Government Series G VRDN (National
  Westminster Bank LOC)(A-1+/VMIG1)
  1,150,000      3.85           01/07/97        1,150,000
New York State Local Government VRDN Series 1995 F (Toronto
  Dominion Bank LOC)(A-1+/VMIG1)/(c)/
 15,000,000      4.00           01/07/97       15,000,000
New York State Triborough Bridge & Tunnel Authority VRDN
  (FGIC)(A-1+/VMIG1)
 19,300,000      4.00           01/07/97       19,300,000
--------------------------------------------------------------------
                                             $193,787,770
--------------------------------------------------------------------
North Carolina--6.0%
North Carolina Eastern Municipal Power Agency RB Series 1988 B
  (Morgan Guaranty/Union Bank of Switzerland LOC)(A-1+)
$ 2,700,000      3.70%          01/16/97      $ 2,700,000
 10,000,000      3.70           01/27/97       10,000,000
Person County PCRB for Carolina Power & Light Series 1992 A
  (A-1/P-1)
  7,000,000      4.25           01/07/97        7,000,000
Rockingham County IDA PCRB for Philip Morris Co.(A-1/P-1)
  3,960,000      4.15           01/07/97        3,960,000

North Carolina  (continued)
Wake County PCRB for Carolina Power & Light Series 1990 A & B (Fuji
Bank LOC)(A-2/P-1)
$ 7,000,000      3.75%          02/06/97      $ 7,000,000
 11,000,000      3.55           02/07/97       11,000,000
 12,100,000      3.55           02/10/97       12,100,000
 12,900,000      3.75           02/14/97       12,900,000
 29,000,000      3.75           02/18/97       29,000,000
-------------------------------------------------------------
                                              $95,660,000
-------------------------------------------------------------
Ohio--2.4%
Cleveland-Cuyahoga County Port Authority VRDN for Rock & Roll
  Hall of Fame (Credit Local de France LOC)(A-1+)
$ 9,000,000      4.05%          01/07/97      $ 9,000,000
Columbus Electric System Series 1994 RB (Union Bank of Switzerland
  LOC)(VMIG1)
 10,620,000      3.35           01/31/97       10,620,000
Franklin County Hospital RB for Holy Cross Health System Series
  1995(A-1/VMIG1)/(c)/
 18,900,000      4.10           01/07/97       18,900,000
-------------------------------------------------------------
                                              $38,520,000
-------------------------------------------------------------
Oregon--1.7%
Lane County PCRB VRDN for Weyerhaeuser Company Series 1994
   (A-1)
$ 6,500,000      4.21%          01/07/97      $ 6,500,000
Portland VRDN for Columbia Grain Inc. Project (Fuji Bank/Bank of
  Tokyo LOC)(VMIG1)
 17,650,000      4.25           01/07/97       17,650,000
State of Oregon Veteran's Welfare Series 73 H VRDN (Morgan
  Guaranty LOC)(A-1+/VMIG1)
  3,400,000      4.00           01/07/97        3,400,000
-------------------------------------------------------------
                                              $27,550,000
-------------------------------------------------------------
Pennsylvania--2.7%
Allegheny County PCRB for U.S. Steel Series 1985 (Commerzbank
  LOC)(A-1+/P-1)
$28,400,000      3.50%          03/13/97      $28,400,000
Allegheny County PCRB for U.S. Steel Series 1986 (Commerzbank
  LOC)(A-1+/P-1)
    700,000      3.50           02/06/97          700,000
Philadelphia TRANS Series 1996-97 A(SP-1/VMIG1)
 14,000,000      4.50           06/30/97       14,036,476
--------------------------------------------------------------
                                              $43,136,476
--------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-------------------------------------------------------------------
Principal        Interest       Maturity        Amortized
 Amount            Rate           Date            Cost
===================================================================
Puerto Rico--2.0%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/VMIG1)
$32,000,000      4.00%          07/30/97    $  32,103,040
-------------------------------------------------------------------
South Carolina--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North
  Carolina Electric Membership Corp. VRDN (CFC)(A-1+/VMIG1)
$11,275,000      4.15%          01/07/97    $  11,275,000
-------------------------------------------------------------------
Texas--11.5%
Brazos Harbor IDA VRDN for Monsanto Co.(P-1)
$ 3,500,000      4.20%          01/07/97      $ 3,500,000
Brazos River Authority PCRB Series 1994 for Monsanto Co.(P-1)
  5,100,000      4.20           01/07/97        5,100,000
Brazos River Authority VRDN for Monsanto Co.(P-1)
  5,300,000      4.20           01/07/97        5,300,000
Brazos River Harbor Authority VRDN for Dow Chemical Corp. Series
  1991(A-1/P-1)
 13,500,000      3.60           01/24/97       13,500,000
Harris County Health Facilities Development Corp. UPDATE Series
  1993(A-1+/VMIG1)
  5,200,000      3.55           01/07/97        5,200,000
  5,200,000      3.50           01/29/97        5,200,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2
  (VMIG1)
  7,900,000      4.10           01/07/97        7,900,000
Harris County Toll Road VRDN Series 1994 C(A-1+/VMIG1)
 23,700,000      4.05           01/07/97       23,700,000
Nueces River IDA PCRB UPDATE for San Miguel Electric Series 1984
  (CFC)(A-1+/VMIG1)
 25,000,000      3.50           02/26/97       25,000,000
 25,700,000      3.50           03/10/97       25,700,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 18,800,000      3.50           03/12/97       18,800,000
State of Texas TRANS Series 1996(SP-1+/VMIG1)/(c)/
 25,000,000      4.75/(b)/      08/29/97       25,193,274
 20,000,000      4.75           08/29/97       20,154,620
-------------------------------------------------------------------
                                            $ 184,247,894
-------------------------------------------------------------------
Utah--0.2%
Salt Lake County PCRB for Service Station/British Petroleum Series
  1994 B(P-1)
$ 2,815,000      5.00%          01/01/97      $ 2,815,000
-------------------------------------------------------------------
Virginia--6.7%
Chesapeake PCRB for Virginia Electric & Power Series
   1985(A-1/P-1)
$22,000,000      3.60%          02/06/97      $22,000,000
Chesterfield County PCRB for Philip Morris Series 1987 A(A-1/P-1)
  5,000,000      3.55           02/06/97        5,000,000
Chesterfield County PCRB for Philip Morris Series 1992(A-1/P-1)
 14,700,000      4.15           01/07/97       14,700,000
Chesterfield County PCRB for Virginia Electric & Power Series 1985
   (A-1/P-1)
  8,000,000      3.60           02/07/97        8,000,000
  5,200,000      3.60           02/12/97        5,200,000
Chesterfield County PCRB for Virginia Electric & Power
   Series 1987 C(A-1/P-1)
  1,000,000      3.60           02/12/97        1,000,000
Louisa PCRB For Virginia Electric & Power Series 1984(A-1/P-1)
  4,000,000      3.60           02/07/97        4,000,000
  4,000,000      3.60           02/13/97        4,000,000
  3,000,000      3.60           02/14/97        3,000,000
Louisa PCRB for Virginia Electric & Power Series 1987(A-1/P-1)
  1,300,000      3.55           02/06/97        1,300,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
 20,400,000      4.10           01/07/97       20,400,000
Spotsylvania IDA for Carlisle Corporation (Suntrust Bank LOC)(AA3)
  6,500,000      4.15/(b)/      01/07/97        6,500,000
York County PCRB for Virginia Electric & Power Series 1985(A-1/P-1)
  9,400,000      3.70           01/14/97        9,400,000
  2,700,000      3.65           03/10/97        2,700,000
-------------------------------------------------------------------
                                            $ 107,200,000
-------------------------------------------------------------------
Washington--4.6%
King County Sewer Revenue BANS Series A(A-1/P-1)
$10,000,000      3.55%          03/10/97      $10,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series
  1992(A-1+)
  1,000,000      4.21           01/07/97        1,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series
  1993(A-1+)
  5,850,000      4.21           01/07/97        5,850,000
Port of Kalama Floating/Fixed Rate for Conagra, Inc. Series 1983
  (Morgan Guaranty Trust LOC)(AAA)
  2,230,000      4.00           01/07/97        2,230,000
Union Gap City IDA VRDN for Weyerhaeuser Project Series 1992(A-1)
  1,600,000      4.21           01/07/97        1,600,000

------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest       Maturity         Amortized
 Amount           Rate           Date              Cost
===========================================================
Washington  (continued)
Washington Health Care Facilities Authority VRDN Series 1996
  (Morgan Guaranty Trust LOC)(VMIG1)
$4,300,000       5.25%          01/01/97      $ 4,300,000
Washington Public Power Supply Project Electric RB Series 1993-1A
  (Bank of America LOC)(A-1+/VMIG1)
10,860,000       4.10           01/07/97       10,860,000
Washington Public Power Supply Project Electric RB Series 1993-2A
  (Bank of America LOC)(A-1/VMIG1)
11,100,000       4.10           01/07/97       11,100,000
Washington Public Power Supply System RB Series 1993-3A
   (Bank of America LOC)(A-1+/VMIG1)
15,000,000       4.10/(b)/      01/07/97       15,000,000
 3,115,000       3.95           01/07/97        3,115,000
 8,200,000       4.10           01/07/97        8,200,000
-----------------------------------------------------------
                                              $73,255,000
-----------------------------------------------------------
Wyoming--1.4%
Pacificorp PCRB VRDN for Sweetwater County Series 1990 A
   (Credit Suisse LOC)(VMIG1)
$16,200,000      4.15%          01/07/97      $16,200,000
Sweetwater County PCRB for Idaho Power Co. Series 1996 C
   (A-1+/VMIG1)
  6,100,000      5.10           01/01/97        6,100,000
-----------------------------------------------------------
                                              $22,300,000
-----------------------------------------------------------
Total Investments                          $1,749,033,261/(a)/
==========================================================


/(a)/The amount stated also represents aggregate cost for federal income tax purposes.
/(b)/When-issued securities.
/(c)/Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


-----------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio

December 31, 1996

------------------------------------------------------------
Principal         Interest       Maturity        Amortized
 Amount            Rate           Date             Cost
============================================================
California--96.4%
California Health Facilities Authority VRDN for Kaiser Permanente
   Series 1993 A, B & C RB(A-1+/VMIG1)
$ 2,000,000       4.00%          01/07/97       $  2,000,000
California Health Facility Finance Authority RB Series
   1990 A VRDN (Rabobank Nederland LOC)(A-1+/VMIG1)
  8,100,000       4.00           01/07/97          8,100,000
California PCRB for Pacific Gas & Electric (Banque Nationale de Paris
   LOC)(A-1+)
  4,100,000       4.80           01/01/97          4,100,000
California Pollution Control Financing Authority for Southern
   California Edison Adjustable TRB Series 1986 D(A-1/VMIG1)
  1,800,000       4.70           01/01/97          1,800,000
California RANS VRDN Series 1996-97 B(SP-1+/VMIG1)
 10,000,000       3.47           01/31/97         10,000,000
California RANS VRDN Series 1996-97 C1(SP-1+/VMIG1)
 25,500,000       4.01           01/07/97         25,500,000
California School Cash Reserves Program Authority Series 1996 A
   (MBIA)(SP-1/VMIG1)
  9,000,000       4.75           07/02/97          9,040,248
California School Cash Reserves Program Authority Series 1996 B
   (MBIA)(VMIG1)
 10,000,000       4.50           12/19/97         10,083,758
California Statewide Communities Development Authority
   for Kaiser Foundation Hospital 1995 COPS(A-1+/VMIG1)
 16,500,000       4.00           01/07/97         16,500,000
California Statewide Communities Development Authority RB Series
   1995 A (A-1+)
 13,900,000       3.90           01/07/97         13,900,000
California Statewide Communities Development Authority Series
   1995A-1(A-1+)
 14,200,000       3.90           01/07/97         14,200,000
California Statewide Communities Development Authority, Refunding
   RB Series 1995A-2(A-1+)
  5,500,000       3.90           01/07/97          5,500,000
Chula Vista RB Series 1996 A for San Diego Gas & Electric(A-
   1/VMIG1)
 11,200,000       5.10           01/01/97         11,200,000
City of Anaheim Electric RANS Tax Exempt CP
   Notes(A-1+/P-1)
  8,950,000       3.45           01/29/97          8,950,000
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A
   (First Interstate Bank of California LOC)(VMIG1)
  3,315,000       4.15           01/07/97          3,315,000
City of Irwindale IDRB Series 1984 for Toys-R-Us VRDN (Bankers
   Trust LOC)(AA2)
  2,000,000       4.13%          01/07/97          2,000,000
City of Los Angeles VRDN MF Hsg. Museum Terrace-84H (Bank of
   America LOC)(VMIG1)
  3,500,000       4.00           01/07/97          3,500,000
City of Newport Beach Floating/Fixed Rate Health Facilities Memorial
   Hospital Facility VRDN(A-1/VMIG1)
 10,750,000       5.15           01/01/97         10,750,000
City of Newport Beach VRDN RB Series 1996 A(A-1+)
  3,800,000       5.15           01/01/97          3,800,000
City of Newport Beach VRDN RB Series 1996 B(A-1+)
 23,000,000       5.15           01/01/97         23,000,000
City of San Diego VRDN MF Hsg. RB Series 1985 (Bank of
   America LOC)(VMIG1)
 15,700,000       4.05           01/07/97         15,700,000
City of San Diego MF Hsg. for Lacima Apartments VRDN (Citibank
   LOC)(VMIG1)
 13,125,000       4.05           01/07/97         13,125,000
City of San Diego MF Hsg. for Nobel Court Apartments VRDN
   (Citibank LOC)(VMIG1)
 11,555,000       4.05           01/07/97         11,555,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN(A-1+)
  4,600,000       4.05           01/07/97          4,600,000
East Bay Municipal Utility District California Water & Waste
   (A-1+/P-1)
  4,300,000       3.45           02/27/97          4,300,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A (Bank
   of America LOC)(VMIG1)
  7,500,000       4.00           01/31/97          7,500,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A
   (First Interstate Bank of California LOC)(VMIG1)
  2,500,000       4.15           01/07/97          2,500,000
Los Angeles County Metro Transportation Authority VRDN
   (MBIA)(SP-1+/VMIG1)
  4,595,000       4.00           01/07/97          4,595,000
Los Angeles County Metro Transportation Authority RANS Series 1996
   A(VMIG1)
 10,000,000       4.00           02/27/97         10,013,586
Los Angeles County Metro Transportation CP Notes (National
   Westminster/Union Bank of California/ABN Amro/Canadian
   Imperial Bank of Commerce/Banque Nationale de Paris LOC)
   (A-1+/P-1)
 10,000,000       3.65           01/10/97         10,000,000
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)

December 31, 1996

-----------------------------------------------------------
Principal       Interest        Maturity         Amortized
 Amount           Rate            Date             Cost
===========================================================
California  (continued)
Los Angeles County TRANS (Credit Suisse/Morgan Guaranty Trust
   Co./Westdeutsche Landesbank Girozentrale/Bank of
   America/Union Bank of Switzerland LOC)(SP-1+/VMIG1)
$16,400,000      4.50%          06/30/97        $16,456,497
Los Angeles County, VRDN MF Hsg. for Valencia Village Series 1984 C
   (Industrial Bank of Japan Ltd. LOC)(A-1+)
 16,400,000      2.80           01/07/97         16,400,000
Los Angeles Housing Authority MF Hsg. VRDN for Canyon Country
   Villas Series 1985 H (Industrial Bank of Japan Ltd. LOC)(VMIG1)
 19,000,000      2.80           01/07/97         19,000,000
Northern California Power Agency Geothermal Project Number 3
   Adjustable Rate RB Series 1996 A (AMBAC)(A-1+/VMIG1)
  8,500,000      3.85           01/07/97          8,500,000
Orange County Apartment Development RB Issue 1984 C Seaside
  Meadow (Fuji Bank Ltd.)(A-1/VMIG1)
 24,000,000      3.95           01/07/97         24,000,000
Pomona Public Financing Authority VRDN (Sumitomo Bank LOC)
   (SP-1+)
  2,075,000      4.25           01/07/97          2,075,000
Sacramento County 1990 COP Admin-Center Courthouse Project
  VRDN (Union Bank of Switzerland LOC)(A-1+/VMIG1)
    500,000      3.75           01/07/97            500,000
San Bernardino County VRDN-Woodview Apartments Series
   1985 (Bank of America LOC)(VMIG1)
  6,500,000      4.05           01/07/97          6,500,000
San Diego County MF Hsg. for Country Hills VRDN (FNMA)
   (A-1+)
 10,300,000      4.05           01/07/97         10,300,000
San Diego IDB Series 1995 B for San Diego Gas & Electric(A-1/VMIG1)
  1,000,000      3.50           01/23/97          1,000,000
San Leandro MF Hsg. VRDN Series 1985 B- Haas Avenue
   Apartments (Bank of America LOC)(VMIG1)
  3,900,000      4.00           01/07/97          3,900,000
Southern California Metro Water District Series A CP Notes(A-1+/P-1)
  5,400,000      3.50           02/20/97          5,400,000
Southern California Metropolitan Water District Revenue
   Refunding Bonds Series 1996 A (AMBAC)(A-1+/VMIG1)
  4,500,000      4.00           01/07/97          4,500,000
Southern California Public Power Authority 1991 Subordinated
  Revenue Refunding Bonds (AMBAC)(A-1+/VMIG1)
  9,100,000      3.90           01/07/97          9,100,000
Southern California Public Power Authority Power
   Project RB Series 1996 B (AMBAC)(A-1+/VMIG1)
  7,500,000      3.90           01/07/97          7,500,000
Southern California Public Power Authority Power
   Project RB Series 1996 C (AMBAC)(A-1+/VMIG1)
 10,000,000      3.90           01/07/97         10,000,000
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
   Nationale de Paris LOC)(A-1+)
  3,700,000      4.20           01/07/97          3,700,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of
  California LOC)(VMIG1)
  4,935,000      4.30           01/07/97          4,935,000
-----------------------------------------------------------
                                               $424,894,089
-----------------------------------------------------------
Puerto Rico--3.2%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/VMIG1)
$14,000,000      4.00%          07/30/97        $14,045,081
-----------------------------------------------------------
Total Investments                              $438,939,170/(a)/
===========================================================
/(a)/The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Tax-Exempt New York Portfolio
December 31, 1996


-----------------------------------------------------------
Principal        Interest        Maturity        Amortized
 Amount            Rate            Date            Cost
===========================================================
New York--94.2%
City of Yonkers IDA RB for Consumers (Industrial Bank
   of Japan LOC)(VMIG1)
$2,700,000       3.90%           01/07/97       $2,700,000
City of Yonkers IDA Series 1991 Civic Facility RB
   (Industrial Bank of Japan LOC)(VMIG1)
 2,900,000       3.90            01/07/97        2,900,000
Great Neck North Water Authority Water System RB Series
   1993 A VRDN (FGIC)(A-1+/VMIG1)
 3,800,000       4.00            01/07/97        3,800,000
IDA Civic Facility RB Cold Spring Harbor Labs Series
   1989 VRDN (Morgan Guaranty Trust LOC)(A-1+)
 2,200,000       4.90            01/01/97        2,200,000
Metropolitan Museum of Art Variable Rate Interest
   Bonds(AA/AA)
 1,500,000       4.00            01/07/97        1,500,000
Metropolitan Transportation Authority Commuter Facility
   VRDN Series 1991 (National Westminster/Morgan
   Guaranty/Industrial Bank of Japan/Sumitomo Bank/J.P.
   Morgan/Bank of Tokyo LOC)(A-1+/VMIG1)
 3,400,000       4.05            01/07/97        3,400,000
Nassau County TANS Series 1996 B(SP-1+)
 3,500,000       4.25            08/29/97        3,515,754
New York City GO Bonds (Sumitomo Bank LOC)(A-1/VMIG1)
   800,000       5.00            01/01/97          800,000
New York City GO Fiscal 1995 Series B-6
   (MBIA)(A-1+/VMIG1)
 3,900,000       5.10            01/01/97        3,900,000
 1,250,000       5.10            01/01/97        1,250,000
New York City GO RANS Series 1997 A(SP-1+/VMIG1)
 4,000,000       4.50            04/15/97        4,009,256
New York City IDA - Civic Facility RB 1989 National
   Audubon Society, Inc. (Swiss Bank Corp. LOC)(A-1+)
 4,000,000       4.80            01/01/97        4,000,000
New York City IDA for Columbia Grammar Prep School VRDN
   (Chemical Bank LOC)(A-1+)
 2,500,000       4.15            01/07/97        2,500,000
New York City Municipal Water Finance Authority CP
   Series 1 (Canadian Imperial Bank of Commerce
   LOC)(P-1)
 6,900,000       3.55            01/16/97        6,900,000
New York City Municipal Water Finance Authority Series
   3 (Toronto Dominion Bank/Bank of Nova Scotia
   LOC)(P-1)
 2,500,000       3.50            03/11/97        2,500,000
New York City Trust for Cultural Resources American
   Museum of Natural History Adjustable Rate TRB VRDN
   (MBIA)(VMIG1)
$3,200,000       3.80%           01/07/97       $3,200,000
New York State Dormitory Authority RB Series 1990 B for
   Cornell University VRDN(VMIG1)
 4,700,000       4.80            01/01/97        4,700,000
New York State Energy Research & Development Authority
   For Long Island Lighting Co. VRDN (Toronto Dominion
   Bank LOC) (A-1+/P-1)
 3,000,000       4.05            01/07/97        3,000,000
New York State Energy Research & Development Authority
   PCRB for New York State Electric & Gas Series 1994 B
   (Union Bank of Switzerland LOC)(A-1+/VMIG1)
 7,800,000       5.00            01/01/97        7,800,000
New York State Energy Research & Development Authority
   PCRB for New York State Electric & Gas Series 1994 D
   (Union Bank of Switzerland LOC)(A-1+/VMIG1)
 3,600,000       4.40            01/01/97        3,600,000
New York State Energy Research & Development Authority
   PCRB for Rochester Gas & Electric Series 1984
   (Credit Suisse LOC)(P-1)
 2,100,000       3.40            01/31/97        2,100,000
New York State Energy Research & Development Authority
   PCRB Series A & B - Central Hudson Gas & Electric
   VRDN (Deutsche Bank LOC)(AA2)
 1,300,000       3.90            01/07/97        1,300,000
New York State Energy Research & Development Authority
   for Orange and Rockland Utilities Series 1995 A VRDN
   (AMBAC)(A-1+/VMIG1)
 5,000,000       3.80            01/07/97        5,000,000
New York State GO BANS Series R(A-1/P-1)
 4,500,000       3.55            02/25/97        4,500,000
New York State GO BANS Series T(A-1/P-1)
 3,500,000       3.55            02/24/97        3,500,000
New York State Housing Finance Agency for Normandie
   Court Housing RB Series 1987 A (Fleet Bank
   LOC)(VMIG1)
 5,100,000       4.00            01/07/97        5,100,000
New York State Local Government Assistance Series 1995
   B VRDN (Bank of Nova Scotia LOC)(A-1+/VMIG1)
 1,700,000       4.00            01/07/97        1,700,000
New York State Local Government Series C VRDN
   (Landesbank Hessen-Thueringen Girozentrale
   LOC)(A-1+/VMIG1)
 7,000,000       4.00            01/07/97        7,000,000

----------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
-----------------------------------------------------------
ILA Tax-Exempt New York Portfolio (continued)
December 31, 1996


-----------------------------------------------------------
Principal        Interest        Maturity        Amortized
 Amount           Rate            Date             Cost
===========================================================
New York (continued)
New York State Local Government Series G VRDN (National
   Westminster Bank LOC)(A-1+/VMIG1)
$700,000         3.85%           01/07/97     $    700,000
New York State Medical Care Facility Financing Agency
   for Children's Hospital of Buffalo RB Series 1991 A
   (Barclays Bank LOC)(VMIG1)
 1,900,000       4.20            01/07/97        1,900,000
New York State Triborough Bridge & Tunnel Authority
   VRDN (FGIC)(A-1+/VMIG1)
 4,700,000       4.00            01/07/97        4,700,000
Oswego County IDA PCRB Series 1992 for Philip
   Morris(A-1/P-1)
 1,000,000       4.15            01/07/97        1,000,000
Syracuse University IDA VRDN (Morgan Guaranty
   LOC)(AA+/A-1 /VMIG1)
 1,200,000       4.80            01/01/97        1,200,000
-----------------------------------------------------------
                                              $107,875,010
-----------------------------------------------------------
Puerto Rico--5.7%
Commonwealth of Puerto Rico RANS Series 1997
   A(SP-1+/VMIG1)
$3,500,000       4.00%           07/30/97     $  3,511,271
Puerto Rico Government Development Bank VRDN (Credit
   Suisse LOC)(A-1/VMIG1)
 1,000,000       3.75            01/07/97        1,000,000
Puerto Rico Medical and Environmental PCRB Series 1983
   A for Key Pharmaceuticals Inc. (Morgan Guaranty LOC)
 2,000,000       3.75            12/01/97        2,000,000
-----------------------------------------------------------
                                              $  6,511,271
-----------------------------------------------------------
Total Investments                             $114,386,281/(a)/
===========================================================
/(a)/ The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


Investment Abbreviations:
ACES         --Adjustable Convertible Extendible
               Securities
AMBAC        --Insured by American Municipal Bond
               Assurance Corp.
BANS         --Bond Anticipation Notes
CFC          --Unconditionally Guaranteed by
               Cooperative Finance Corp.
COPS         --Certificates of Particication
CP           --Commercial Paper
FGIC         --Insured by Financial Guaranty
               Insurance Co.
FNMA         --Federal National Mortgage
               Association
GO           --General Obligation
HFA          --Health Facility Authority
IDA          --Industrial Development Authority
IDB          --Industrial Development Bond
IDR          --Industrial Development Revenue Bond
LOC          --Letter of Credit
MBIA         --Insured by Municipal Bond Investors
               Assurance
MF Hsg.      --Multi-Family Housing
PCRB         --Pollution Control Revenue Bond
RANS         --Revenue Anticipation Notes
RB           --Revenue Bond
TANS         --Tax Anticipation Notes
TECP         --Tax Exempt Commercial Paper
TRANS        --Tax Revenue Anticipation Notes
TRB          --Tender Revenue Bond
UPDATE       --Unit Priced Daily Adjustable
               Tax-Exempt Security
VRDN         --Variable Rate Demand Note

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


-------------------------------------     --------------------------------------







                     [This page intentionally left blank]





--------------------------------------     -------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

                                                                             ILA             ILA
                                                                            Prime           Money             ILA
                                                                          Obligations       Market         Government
                                                                           Portfolio       Portfolio       Portfolio
                                                                          ==============================================
Assets:
Investments in securities, at value based on amortized cost              $1,266,243,902   $ 990,797,391    $ 827,240,879
Interest receivable                                                           3,701,956       3,538,130        1,378,983
Cash                                                                            143,480         128,908          152,717
Other assets                                                                     18,680          33,706           48,509
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                          1,270,108,018     994,498,135      828,821,088
------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased                                          --              --               --
Dividends payable                                                             5,999,306       4,784,617        3,427,645
Accrued expenses and other liabilities                                          530,616         513,611          459,492
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                         6,529,922       5,298,228        3,887,137
------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                                           1,263,578,517     989,199,498      824,862,428
Accumulated undistributed net investment income                                      --              --               --
Accumulated undistributed net realized gain (loss) on investment
   transactions                                                                   (421)             409           71,523
------------------------------------------------------------------------------------------------------------------------
    Net assets                                                           $1,263,578,096   $ 989,199,907      824,933,951
========================================================================================================================
Net asset value, offering and redemption price per unit
   (net assets/units outstanding)                                        $         1.00   $        1.00    $        1.00
========================================================================================================================
Units Outstanding:
ILA units                                                                 1,154,745,689     703,096,586      694,604,345
ILA Administration units                                                     23,775,858     257,258,398       36,044,854
ILA Service units                                                            84,710,642      28,844,514       94,213,229
ILA B units                                                                     346,328              --               --
------------------------------------------------------------------------------------------------------------------------
    Total units of beneficial interest outstanding, $.001 par value
       (unlimited number of units authorized)                             1,263,578,517     989,199,498      824,862,428
========================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
      ILA              ILA                              ILA              ILA            ILA
    Treasury         Treasury            ILA         Tax-Exempt       Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal       Diversified      California      New York
    Portfolio        Portfolio        Portfolio       Portfolio        Portfolio      Portfolio
================================================================================================
 $ 810,267,968   $1,221,566,240   $3,300,609,972   $1,749,033,261   $438,939,170    $114,386,281
       532,015       14,004,604        4,477,173        7,404,080      2,433,885         404,538
        99,319          148,266          365,400        1,862,438        599,385          41,299
           775           10,026          125,725            8,601          8,650              --
------------------------------------------------------------------------------------------------
   810,900,077    1,235,729,136    3,305,578,270    1,758,308,380    441,981,090     114,832,118
------------------------------------------------------------------------------------------------

            --               --               --      150,828,428             --              --
     3,404,801        4,597,910       13,642,248        4,524,992      1,168,073         274,842
       428,726          525,543        1,305,746          494,147        194,663          62,795
------------------------------------------------------------------------------------------------
     3,833,527        5,123,453       14,947,994      155,847,567      1,362,736         337,637
------------------------------------------------------------------------------------------------

 $ 807,035,766    1,230,590,333    3,290,699,109    1,602,342,561    440,637,879     114,499,366
            --               --               --          362,642         10,495           1,634

        30,784           15,350          (68,833)        (244,390)       (30,020)         (6,519)
------------------------------------------------------------------------------------------------
 $ 807,066,550   $1,230,605,683   $3,290,630,276   $1,602,460,813   $440,618,354    $114,494,481
================================================================================================

 $        1.00    $        1.00   $         1.00   $         1.00   $       1.00   $        1.00
================================================================================================

   574,608,995      708,990,271    2,303,703,731    1,514,523,522    440,495,857      70,178,026
   108,916,431      137,701,171      794,578,398       59,097,259        142,022      44,321,340
   123,510,340      383,898,891      192,416,980       28,918,372             --              --
            --               --               --               --             --              --
------------------------------------------------------------------------------------------------

   807,035,766    1,230,590,333    3,290,699,109    1,602,539,153    440,637,879     114,499,366
================================================================================================


------------------------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1996

------------------------------------------------------------------------------


                                                                                ILA            ILA
                                                                               Prime          Money           ILA
                                                                             Obligations      Market       Government
                                                                             Portfolio       Portfolio     Portfolio
                                                                             =========================================
Investment income:
Interest income                                                             $81,770,923    $54,320,799    $39,035,321
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                                                       5,185,990      3,447,586      2,509,206
Transfer agent fees                                                             592,685        394,010        286,766
Custodian fees                                                                  289,863        203,454        157,058
Professional fees                                                                43,453         28,965         22,465
Trustees' fees                                                                   19,256         10,622          9,356
Other                                                                           178,787        197,862        186,415
----------------------------------------------------------------------------------------------------------------------
    Total expenses                                                            6,310,034      4,282,499      3,171,266
    Less--Expenses reimbursable and fees waived by Goldman Sachs               (234,432)      (736,102)      (231,536)
----------------------------------------------------------------------------------------------------------------------
    Net expenses                                                              6,075,602      3,546,397      2,939,730
    Administration unit fees                                                     65,534        316,155         63,048
    Service unit fees                                                           494,274        128,313        352,931
----------------------------------------------------------------------------------------------------------------------
    Net expenses and unit fees                                                6,635,410      3,990,865      3,355,709
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                        75,135,513     50,329,934     35,679,612
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                              72,405         72,865         62,662
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        $75,207,918    $50,402,799    $35,742,274
======================================================================================================================


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     ILA            ILA                            ILA             ILA           ILA
   Treasury       Treasury          ILA         Tax-Exempt      Tax-Exempt    Tax-Exempt
  Obligations    Instruments      Federal       Diversified     California     New York
   Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
=========================================================================================
$48,666,691     $53,608,537    $146,327,912    $54,107,112    $13,695,668     $3,421,539
 ----------------------------------------------------------------------------------------
  3,157,511       3,629,131       9,496,253      5,391,039      1,410,751        359,201
    360,858         414,758       1,085,286        616,119        161,229         41,051
    197,650         167,744         459,900        135,944         45,236         21,336
     27,555          34,247          77,027         42,553         13,995          6,322
     11,552          12,842          34,394         17,650          4,574          1,215
    157,226         213,340         423,802        136,197         38,866          7,681
-----------------------------------------------------------------------------------------

  3,912,352       4,472,062      11,576,662      6,339,502      1,674,651        436,806
   (212,886)     (2,294,583)     (4,522,286)    (1,564,664)       (22,092)      (108,395)
 ----------------------------------------------------------------------------------------
  3,699,466       2,177,479       7,054,376      4,774,838      1,652,559        328,411
    145,201         145,441         906,321         73,660            262         39,843
    579,790       1,266,586         562,023        130,158             --             --
-----------------------------------------------------------------------------------------
  4,424,457       3,589,506       8,522,720      4,978,656      1,652,821        368,254
-----------------------------------------------------------------------------------------
 44,242,234      50,019,031     137,805,192     49,128,456     12,042,847      3,053,285
-----------------------------------------------------------------------------------------
    195,578         416,602          (4,477)       (12,968)            15         (4,539)
-----------------------------------------------------------------------------------------
$44,437,812     $50,435,633    $137,800,715    $49,115,488    $12,042,862     $3,048,746
=========================================================================================


--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1996


--------------------------------------------------------------------------------

                                                                           ILA                ILA
                                                                          Prime              Money            ILA
                                                                       Obligations           Market       Government
                                                                        Portfolio          Portfolio       Portfolio
                                                                      ================================================
From Operations:
Net investment income                                                 $   75,135,513     $ 50,329,934    $ 35,679,612
Net realized gain(loss) on investment transactions                            72,405           72,865          62,662
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                  75,207,918       50,402,799      35,742,274
----------------------------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
   ILA units                                                             (67,076,054)     (38,261,044)    (29,556,990)
   ILA Administration units                                               (2,206,827)     (10,545,315)     (2,048,010)
   ILA Service units                                                      (5,850,540)      (1,523,575)     (4,074,612)
   ILA B units                                                                (2,092)              --              --
Net realized gain on investment transactions
   ILA units                                                                 (65,059)         (54,983)        (38,029)
   ILA Administration units                                                   (2,127)         (15,267)         (2,635)
   ILA Service units                                                          (5,640)          (2,206)         (5,242)
----------------------------------------------------------------------------------------------------------------------
    Total distributions to unitholders                                   (75,208,339)     (50,402,390)    (35,725,518)
----------------------------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
 Proceeds from sales of units                                          9,633,671,566    8,281,604,075   5,115,245,365
 Reinvestment of dividends and distributions                              40,414,429       38,191,105      17,312,306
 Cost of units repurchased                                            (9,962,009,233)  (8,092,253,028) (5,011,078,568)
----------------------------------------------------------------------------------------------------------------------
    Increase(decrease) in net assets resulting from unit transactions   (287,923,238)     227,542,152     121,479,103
----------------------------------------------------------------------------------------------------------------------
    Total increase(decrease)                                            (287,923,659)     227,542,561     121,495,859
Net Assets:
Beginning of year                                                      1,551,501,755      761,657,346     703,438,092
----------------------------------------------------------------------------------------------------------------------
End of year                                                           $1,263,578,096   $  989,199,907   $ 824,933,951
======================================================================================================================
Accumulated undistributed net investment income                                   --               --              --
======================================================================================================================
Summary of unit transactions (at $1.00 per unit):
ILA Units:
   Units sold                                                          8,756,241,159    5,161,953,773   4,490,979,392
   Reinvestment of dividends and distributions                            36,833,028       30,348,683      13,978,786
   Units repurchased                                                  (8,899,537,496)   (5,063,361,34) (4,380,790,567)
----------------------------------------------------------------------------------------------------------------------
                                                                        (106,463,309)     128,941,113     124,167,611
----------------------------------------------------------------------------------------------------------------------
ILA Administration Units:
   Units sold                                                            318,656,203    2,902,067,359     220,574,807
   Reinvestment of dividends and distributions                             1,520,549        7,510,848         283,223
   Units repurchased                                                    (359,456,201)  (2,816,742,074)   (232,371,387)
----------------------------------------------------------------------------------------------------------------------
                                                                         (39,279,449)      92,836,133     (11,513,357)
----------------------------------------------------------------------------------------------------------------------
ILA Service Units:
   Units sold                                                            558,266,701      217,582,943     403,691,166
   Reinvestment of dividends and distributions                             2,060,072          331,574       3,050,297
   Units repurchased                                                    (702,853,581)    (212,149,611)   (397,916,614)
----------------------------------------------------------------------------------------------------------------------
                                                                        (142,526,808)       5,764,906       8,824,849
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                                        (288,269,566)*    227,542,152     121,479,103
======================================================================================================================

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 507,503, 780 and 161,955 units, respectively, for a net increase of 346,328 units.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------
      ILA               ILA                                ILA               ILA              ILA
    Treasury         Treasury            ILA           Tax-Exempt        Tax-Exempt       Tax-Exempt
  Obligations       Instruments        Federal         Diversified       California        New York
   Portfolio         Portfolio        Portfolio         Portfolio         Portfolio        Portfolio
=========================================================================================================

 $  44,242,234     $  50,019,031    $ 137,805,192     $  49,128,456     $ 12,042,847     $  3,053,285
       195,578           416,602           (4,477)          (12,968)              15           (4,539)
------------------------------------------------------------------------------------------------------
    44,437,812        50,435,633      137,800,715        49,115,488       12,042,862        3,048,746
------------------------------------------------------------------------------------------------------


   (32,818,890)      (30,911,761)    (101,011,206)      (46,819,418)     (12,036,826)      (2,289,010)
    (4,742,767)       (4,651,770)     (30,041,532)       (1,375,597)          (6,021)        (764,275)
    (6,680,577)      (14,455,500)      (6,752,454)         (933,441)              --               --
            --                --               --                --               --               --

      (124,367)         (251,459)              --                --               --               --
       (17,973)          (37,841)              --                --               --               --
       (25,316)         (117,591)              --                --               --               --
------------------------------------------------------------------------------------------------------
   (44,409,890)      (50,425,922)    (137,805,192)      (49,128,456)     (12,042,847)      (3,053,285)
------------------------------------------------------------------------------------------------------

 5,362,879,167     5,282,794,697   15,965,974,823     9,518,523,372    2,958,021,573      648,758,829
    13,347,956        20,444,542       79,358,869        35,078,864       11,445,149        2,949,980
(5,492,732,128)   (4,850,904,367) (15,106,127,095)   (9,392,133,030)  (2,875,637,134)    (654,470,394)
------------------------------------------------------------------------------------------------------
  (116,505,005)      452,334,872      939,206,597       161,469,206       93,829,588       (2,761,585)
------------------------------------------------------------------------------------------------------
  (116,477,083)      452,344,583      939,202,120       161,456,238       93,829,603       (2,766,124)

   923,543,633       778,261,100    2,351,428,156     1,441,004,575      346,788,751      117,260,605
------------------------------------------------------------------------------------------------------
 $ 807,066,550    $1,230,605,683   $3,290,630,276    $1,602,460,813   $  440,618,354     $114,494,481
=======================================================================================================
            --                 --              --    $      362,642   $       10,495     $      1,634
=======================================================================================================

 3,696,243,017     3,783,423,031   11,171,686,790     9,264,641,627    2,957,305,487      340,781,821
    11,811,603        19,300,481       66,486,820        34,471,658       11,444,982        2,236,468
(3,844,547,762)   (3,680,022,103) (10,666,427,699)   (9,127,243,309)  (2,875,001,835)    (363,376,230)
------------------------------------------------------------------------------------------------------
  (136,493,142)      122,701,409      571,745,911       171,869,976       93,748,634      (20,357,941)
------------------------------------------------------------------------------------------------------

   659,581,577       470,006,128    3,606,492,816       142,908,870          716,086      307,977,008
       855,243         1,082,829       11,506,068           298,114              167          713,512
  (644,240,509)     (402,096,387)  (3,340,378,274)     (132,882,806)        (635,299)    (291,094,164)
------------------------------------------------------------------------------------------------------
    16,196,311        68,992,570      277,620,610        10,324,178           80,954       17,596,356
------------------------------------------------------------------------------------------------------

 1,007,054,573     1,029,365,538    1,187,795,217       110,972,875               --               --
       681,110            61,232        1,365,981           309,092               --               --
(1,003,943,857)     (768,785,877)  (1,099,321,122)     (132,006,915)              --               --
------------------------------------------------------------------------------------------------------
     3,791,826       260,640,893       89,840,076       (20,724,948)              --               --
------------------------------------------------------------------------------------------------------
  (116,505,005)      452,334,872      939,206,597       161,469,206       93,829,588       (2,761,585)
=======================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                                           ILA              ILA
                                                                          Prime            Money             ILA
                                                                        Obligations        Market        Government
                                                                         Portfolio        Portfolio       Portfolio
                                                                        ----------------------------------------------
From Operations:
Net investment income                                                 $  107,583,870   $  49,478,386    $  51,830,087
Net realized gain (loss) on investment transactions                           14,828          23,170          168,758
----------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                 107,598,698      49,501,556       51,998,845
----------------------------------------------------------------------------------------------------------------------
Distributions to Unitholders from:
Net investment income
   ILA units                                                             (90,145,210)     (39,853,826)    (42,814,965)
   ILA Administration units                                               (5,198,674)      (8,266,526)     (3,434,653)
   ILA Service units                                                     (12,239,986)      (1,358,034)     (5,580,469)
Net realized gain on investment transactions
   ILA units                                                                 (12,607)         (18,166)       (138,212)
   ILA Administration units                                                     (741)          (4,378)        (12,197)
   ILA Service units                                                          (1,480)            (626)        (17,502)
----------------------------------------------------------------------------------------------------------------------
    Total distributions to unitholders                                  (107,598,698)    (49,501,556 )    (51,997,998)
----------------------------------------------------------------------------------------------------------------------
From unit transactions (at $1.00 per unit):
Proceeds from sales of units                                          12,338,624,975   6,865,371,082    6,147,457,376
Reinvestment of dividends and distributions                               46,658,797      34,033,174       18,869,484
Cost of units repurchased                                            (13,117,315,317)  6,864,945,994)  (6,596,822,965)
----------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting from unit
       transactions                                                     (732,031,545)     34,458,262     (430,496,105)
----------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                                           (732,031,545)     34,458,262     (430,495,258)
Net Assets:
Beginning of year                                                      2,283,533,300     727,199,084    1,133,933,350
----------------------------------------------------------------------------------------------------------------------
End of year                                                           $1,551,501,755   $ 761,657,346    $ 703,438,092
----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                   --              --               --
----------------------------------------------------------------------------------------------------------------------
Summary of unit transactions (at $1.00 per unit):
ILA Units:
   Units sold                                                         10,673,706,881    5,167,984,860   5,286,093,615
   Reinvestment of dividends and distributions                            43,663,215       30,173,260      14,307,877
   Units repurchased                                                 (11,419,966,319)  (5,183,472,607) (5,611,448,715)
----------------------------------------------------------------------------------------------------------------------
                                                                        (702,596,223)      14,685,513    (311,047,223)
----------------------------------------------------------------------------------------------------------------------
ILA Administration Units:
   Units sold                                                            801,545,537    1,503,847,493     385,128,154
   Reinvestment of dividends and distributions                             1,574,573        3,545,805         410,476
   Units repurchased                                                    (889,335,631)  (1,488,837,741)   (433,455,523)
----------------------------------------------------------------------------------------------------------------------
                                                                         (86,215,521)      18,555,557     (47,916,893)
----------------------------------------------------------------------------------------------------------------------
ILA Service Units:
   Units sold                                                            863,372,557      193,538,729     476,235,607
   Reinvestment of dividends and distributions                             1,421,009          314,109       4,151,131
   Units repurchased                                                    (808,013,367)    (192,635,646)   (551,918,727)
----------------------------------------------------------------------------------------------------------------------
                                                                          56,780,199        1,217,192     (71,531,989)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in units                                        (732,031,545)     34,458,262     (430,496,105)
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
      ILA               ILA                                  ILA              ILA              ILA
    Treasury          Treasury              ILA           Tax-Exempt       Tax-Exempt       Tax-Exempt
   Obligations       Instruments          Federal         Diversified      California        New York
    Portfolio         Portfolio          Portfolio         Portfolio        Portfolio        Portfolio
======================================================================================================
 $  49,882,996     $  39,027,924    $  127,991,600     $  55,137,781    $  10,292,899     $  3,354,557
       634,764           426,028           (11,971)          (38,116)          (4,501)              --
------------------------------------------------------------------------------------------------------
    50,517,760        39,453,952       127,979,629        55,099,665       10,288,398        3,354,557
------------------------------------------------------------------------------------------------------


   (37,834,730)      (31,147,754)      (98,487,540)      (50,915,901)     (10,279,510)      (2,746,431)
    (5,921,841)       (3,930,340)      (26,181,728)       (2,430,414)         (13,389)        (608,126)
    (6,116,634)       (3,949,830)       (3,322,332)       (1,791,466)              --               --

      (474,791)         (338,176)               --                --               --               --
       (76,052)          (43,832)               --                --               --               --
       (81,059)          (43,878)               --                --               --               --
------------------------------------------------------------------------------------------------------
   (50,505,107)      (39,453,810)     (127,991,600)      (55,137,781)     (10,292,899)      (3,354,557)
------------------------------------------------------------------------------------------------------

 5,295,765,985     4,545,981,787    12,879,366,733     9,669,281,502    2,111,844,558      637,393,901
    14,985,214        18,329,605        59,359,416        35,116,542        9,384,940        3,009,869
 (5,307,633,793)  (4,472,240,590)  (12,558,288,438)   (9,832,589,904)  (2,002,625,120)    (646,630,502)
------------------------------------------------------------------------------------------------------
     3,117,406        92,070,802       380,437,711      (128,191,860)     118,604,378       (6,226,732)
------------------------------------------------------------------------------------------------------
     3,130,059        92,070,944       380,425,740      (128,229,976)     118,599,877       (6,226,732)

   920,413,574       686,190,156     1,971,002,416     1,569,234,551      228,188,874      123,487,337
------------------------------------------------------------------------------------------------------
 $ 923,543,633     $ 778,261,100    $2,351,428,156    $1,441,004,575    $ 346,788,751     $117,260,605
======================================================================================================
            --                --                --    $      362,642    $      10,495     $      1,634
======================================================================================================


 4,098,618,029     3,716,958,431     9,845,256,084     9,311,743,687    2,111,311,145      412,445,304
    12,443,257        17,215,281        53,443,869        34,419,501        9,375,255        2,397,973
(4,113,675,854)   (3,695,227,116)   (9,792,323,613)   (9,438,508,967)  (2,001,353,653)    (408,825,174)
------------------------------------------------------------------------------------------------------
    (2,614,568)       38,946,596       106,376,340       (92,345,779)     119,332,747        6,018,103
------------------------------------------------------------------------------------------------------

   852,080,094       450,755,034     2,431,546,258       230,975,117          533,413      224,948,597
     2,541,957         1,065,347         5,373,341           522,467            9,685          611,896
  (859,607,724)     (447,499,474)   (2,249,895,904)     (280,499,429)      (1,271,467)    (237,805,328)
------------------------------------------------------------------------------------------------------
    (4,985,673)        4,320,907       187,023,695       (49,001,845)        (728,369)     (12,244,835)
------------------------------------------------------------------------------------------------------

   345,067,862       378,268,322       602,564,391       126,562,698               --               --
            --            48,977           542,206           174,574               --               --
  (334,350,215)     (329,514,000)     (516,068,921)     (113,581,508)              --               --
------------------------------------------------------------------------------------------------------
    10,717,647        48,803,299        87,037,676        13,155,764               --               --
------------------------------------------------------------------------------------------------------
     3,117,406        92,070,802       380,437,711      (128,191,860)     118,604,378       (6,226,732)
======================================================================================================

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1996




--------------------------------------------------------------------------------
1.  Organization
Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Goldman Sachs--Institutional Liquid Assets Portfolios ("ILA"). The Trust is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. In addition, Prime Obligations offers ILA B units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that may affect the reported amounts.

A.  Investment Valuation--
--------------------------
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.  Interest Income--
---------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.


C.  Federal Taxes--
    ---------------
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
    The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1996, ILA's tax year end, the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                                Years of
        Portfolio                Amount        Expiration
        ---------                ------        ----------
Federal                         $  72,000     2000 to 2004
Tax-Exempt Diversified            244,000     1997 to 2004
Tax-Exempt California              30,000     1999 to 2003
Tax-Exempt New York                 7,000     1999 to 2004

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D.  Expenses--
--------------
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.
   Unitholders of ILA Administration, ILA Service and ILA B units bear all expenses and fees paid to service and distribution organizations for their services with respect to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31,1996
--------------------------------------------------------------------------------
3.  Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement. Under the Advisory Agreement, GSAM, subject to general supervision of the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the year ended December 31, 1996 and until further notice, GSAM has agreed to waive advisory fees of .05%, .20%, .15%, .10% and .09% for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
   Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
   GSAM has voluntarily agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration, authorized dealer service, distribution and service plan fees and other extraordinary expenses) exceeds on an annualized basis .41% of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly.
   In addition, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .36%, .21%, .26%, .31% and .32%, respectively, of the average net assets per annum. Amounts due from Goldman Sachs at December 31, 1996 are included in "Other assets" in the accompanying Statements of Assets and Liabilities.
   The ILA B units of Prime Obligations Portfolio have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, up to .75% of ILA B units average daily net assets.
   The ILA B units of Prime Obligations Portfolio have adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA B units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA Class B's average daily net assets.
   The chart below outlines the fee waivers and expense reimbursements for the year ended December 31, 1996 and amounts owed to and due from Goldman Sachs at December 31, 1996 (in thousands):

-------------------------------------------------------------------------------

                                                       Due to
                                                       Goldman
                                                        Sachs         Amounts
                   Adviser    Expense                 for Adviser/    due from
                     Fee     Reimburse-                Transfer       Goldman
 Fund              Waived      ments         Total     Agent Fees     Sachs
================================================================================
 Prime
  Obligations
  Portfolio         $--         $234          $234         $462          $18
--------------------------------------------------------------------------------
 Money
  Market
  Portfolio          493         243           736          318           34
--------------------------------------------------------------------------------
 Government
  Portfolio           --         232           232          265           45
--------------------------------------------------------------------------------
 Treasury
  Obligations
  Portfolio           --         213           213          267           --
--------------------------------------------------------------------------------
 Treasury
  Instruments
  Portfolio        2,074         221         2,295          180           10
--------------------------------------------------------------------------------
 Federal
  Portfolio        4,070         452         4,522          648          126
--------------------------------------------------------------------------------
 Tax-Exempt
  Diversified
  Portfolio        1,540          25         1,565          399           --
--------------------------------------------------------------------------------
 Tax-Exempt
  California
  Portfolio           --          22            22          147           --
-------------------------------------------------------------------------------
 Tax-Exempt
  New York
  Portfolio           92          16           108           26           --
-------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1996

--------------------------------------------------------------------------------
4.  Administration and Service Plans
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5.   Line of Credit Facility
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended
December 31, 1996, ILA did not have any borrowings under this facility.

6.  Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by the custodian.

7.  Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having advisory agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
   As of December 31, 1996, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint account of $21,400,000, $77,200,000, $305,000,000 and $327,900,000 in principal amount, respectively. As of December 31, 1996, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:


Principal       Interest       Maturity        Amortized
Amount            Rate           Date            Cost

================================================================================
Repurchase Agreements
BT Securities Corp., dated 12/31/96, repurchase price $200,061,111 (U.S.
   Treasury Notes: $154,133,720, 5.75%-6.38%, 08/31/97-04/30/01; U.S.
   Treasury Bills: $48,126,398, 06/12/97)
$200,000,000      5.50%         01/02/97     $ 200,000,000
Chase Securities, Inc., dated 12/31/96, repurchase price $1,000,369,444
   (U.S. Treasury Notes: $1,020,003,399, 5.00%-9.13%, 11/15/97-5/31/99)
1,000,000,000     6.65          01/02/97     1,000,000,000
Citicorp. Securities, Inc., dated 12/31/96, repurchase price $100,034,722
   (U.S. Treasury Notes: $101,974,154, 5.88%-7.50%, 03/31/98-11/15/01)
100,000,000       6.25          01/02/97       100,000,000
Morgan Stanley & Co., dated 12/31/96, repurchase price $1,200,450,000
   (U.S. Treasury Notes: $954,150,236, 6.00%-6.25%, 07/31/98-09/30/98;
    U.S. Treasury Bills: $270,396,330, 01/23/97-10/16/97)
1,200,000,000     6.75          01/02/97     1,200,000,000
Swiss Bank Corp., dated 12/31/96, repurchase price $140,846,933
   (U.S. Treasury Notes: $129,531,177, 4.75%-8.88%,01/15/97-08/15/03; U.S.
    Treasury Bills: $14,639,156, 01/30/97-06/26/97)
140,800,000       6.00          01/02/97        140,800,000
Swiss Bank Corp., dated 12/31/96, repurchase price $400,150,000 (U.S.
    Treasury Notes: $367,986,300, 4.75%-8.88%, 01/15/97-08/15/03; U.S.
    Treasury Bills: $41,588,512, 01/30/97-06/26/97)
400,000,000       6.75          01/02/97        400,000,000

-------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account     $3,040,800,000

================================================================================

8.  Other Matters
Pursuant to an SEC exemptive order, each taxable Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

--------------------------------------------------------------------------------

                                                     Income from investment operations
                                                   ===================================
                                                                   Net
                                        Net asset               realized        Total                       Net asset
                                        value at      Net        gain on     income from                    value at
                                        beginning  investment   investment    investment    Distributions      end      Total
                                        of period    income    transactions   operations   to unitholders   of period  return/(a)/
                                        ==========================================================================================
For the Years Ended December 31,
================================
1996-ILA units ......................     $1.00      $0.0511     --            $0.0511        $(0.0511)        $1.00     5.22%
1996-ILA Administration units .......      1.00       0.0497     --             0.0497         (0.0497)         1.00     5.06
1996-ILA Service units ..............      1.00       0.0474     --             0.0474         (0.0474)         1.00     4.80
1996-ILA B units/(b)/................      1.00       0.0262     --             0.0262         (0.0262)         1.00     3.97/(d)/

1995-ILA units ......................      1.00       0.0566     --             0.0566         (0.0566)         1.00     5.79
1995-ILA Administration units .......      1.00       0.0551     --             0.0551         (0.0551)         1.00     5.63
1995-ILA Service units ..............      1.00       0.0522     --             0.0522         (0.0522)         1.00     5.37

1994-ILA units ......................      1.00       0.0394     --             0.0394         (0.0394)         1.00     4.07
1994-ILA Administration units .......      1.00       0.0379     --             0.0379         (0.0379)         1.00     3.91
1994-ILA Service units ..............      1.00       0.0365     --             0.0365         (0.0365)         1.00     3.66

1993-ILA units ......................      1.00       0.0291       0.0002       0.0293         (0.0293)         1.00     2.97
1993-ILA Administration units .......      1.00       0.0275       0.0003       0.0278         (0.0278)         1.00     2.82
1993-ILA Service units ..............      1.00       0.0250       0.0001       0.0251         (0.0252)         1.00     2.56

1992-ILA units ......................      1.00       0.0364       0.0010       0.0374         (0.0374)         1.00     3.75
1992-ILA Administration units .......      1.00       0.0339       0.0010       0.0349         (0.0349)         1.00     3.60
1992-ILA Service units ..............      1.00       0.0311       0.0010       0.0321         (0.0320)         1.00     3.34

1991-ILA units ......................      1.00       0.0591       0.0003       0.0594         (0.0594)         1.00     6.10
1991-ILA Administration units .......      1.00       0.0568       0.0003       0.0571         (0.0571)         1.00     5.94
1991-ILA Service units ..............      1.00       0.0558       0.0003       0.0561         (0.0561)         1.00     5.68

1990-ILA units ......................      1.00       0.0793     --             0.0793         (0.0793)         1.00     8.21
1990-ILA Administration units /(c)/..      1.00       0.0438     --             0.0438         (0.0438)         1.00     7.81/(d)/
1990-ILA Service units/(c)/..........      1.00       0.0425     --             0.0425         (0.0425)         1.00     7.56/(d)/

1989-ILA units ......................      1.00       0.0890     --             0.0890         (0.0890)         1.00     9.27

1988-ILA units ......................      1.00       0.0714     --             0.0714         (0.0714)         1.00     7.48

1987-ILA units ......................      1.00       0.0634     --             0.0634         (0.0634)         1.00     6.50

                                                                                                Ratios assuming no
                                                                                               waiver of fees and no
                                                                                                expense limitations
                                                                                            ===========================
                                                         Ratio of net          Net                         Ratio of net
                                        Ratio of net      investment        assets at       Ratio of net    investment
                                        expenses to       income to          end of         expenses to      income to
                                        average net      average net         period         average net     average net
                                          assets           assets          (in 000's)         assets          assets
                                        ===============================================================================
For the Years Ended December 31,
================================
1996-ILA units ......................      0.41%            5.11%          $1,154,787          0.43%           5.09%
1996-ILA Administration units .......      0.56             4.97               23,738          0.58            4.95
1996-ILA Service units ..............      0.81             4.74               84,707          0.83            4.72
1996-ILA B units/(b)/................      1.41/(d)/        4.09/(d)/             346          1.43/(d)/       4.07/(d)/

1995-ILA units ......................      0.41             5.66            1,261,251          0.43            5.64
1995-ILA Administration units .......      0.56             5.51               63,018          0.58            5.49
1995-ILA Service units ..............      0.81             5.22              227,233          0.83            5.20

1994-ILA units ......................      0.40             3.94            1,963,846          0.42            3.92
1994-ILA Administration units .......      0.55             3.79              149,234          0.57            3.77
1994-ILA Service units ..............      0.80             3.65              170,453          0.82            3.63

1993-ILA units ......................      0.40             2.91            2,332,771          0.42            2.89
1993-ILA Administration units .......      0.55             2.75              189,431          0.57            2.73
1993-ILA Service units ..............      0.80             2.50              137,804          0.82            2.48

1992-ILA units ......................      0.40             3.64            3,444,591          0.42            3.62
1992-ILA Administration units .......      0.55             3.39              257,321          0.57            3.37
1992-ILA Service units ..............      0.80             3.11               22,044          0.82            3.09

1991-ILA units ......................      0.40             5.91            3,531,736          0.42            5.89
1991-ILA Administration units .......      0.55             5.68              198,417          0.57            5.66
1991-ILA Service units ..............      0.80             5.58               18,789          0.82            5.56

1990-ILA units ......................      0.38             7.93            2,833,541          0.38            7.93
1990-ILA Administration units /(c)/..      0.55/(d)/        7.62/(d)/         209,272          0.55/(d)/       7.62/(d)/
1990-ILA Service units/(c)/..........      0.80/(d)/        7.25/(d)/          19,039          0.80/(d)/       7.25/(d)/

1989-ILA units ......................      0.40             8.90            3,761,964           0.40           8.90

1988-ILA units ......................      0.40             7.14            3,799,628           0.40           7.14

1987-ILA units ......................      0.40             6.34            5,814,280           0.40           6.34

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/ILA Class B unit activity commenced during May of 1996.
/(c)/ILA Administration and Service unit activity commenced during June of 1990. /(d)/Annualized.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
--------------------------------------------------------------------------------

                                         Income from investment operations
                                       =====================================
                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net        gain on        from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended December 31,
===============================
1996-ILA units .............    $1.00     $0.0515       $0.0001      $0.0516     $(0.0516)         $1.00       5.27%
1996-ILA Administration
   units ...................     1.00      0.0500        0.0001       0.0501      (0.0501)          1.00       5.12
1996-ILA Service units .....     1.00      0.0475        0.0001       0.0476      (0.0476)          1.00       4.86

1995-ILA units .............     1.00      0.0571            --       0.0571      (0.0571)          1.00       5.85
1995-ILA Administration
   units ...................     1.00      0.0555            --       0.0555      (0.0555)          1.00       5.69
1995-ILA Service units .....     1.00      0.0529            --       0.0529      (0.0529)          1.00       5.43

1994-ILA units .............     1.00      0.0401            --       0.0401      (0.0401)          1.00       4.13
1994-ILA Administration
   units ...................     1.00      0.0388            --       0.0388      (0.0388)          1.00       3.98
1994-ILA Service units .....     1.00      0.0364            --       0.0364      (0.0364)          1.00       3.72

1993-ILA units .............     1.00      0.0296        0.0003       0.0299      (0.0299)          1.00       3.03
1993-ILA Administration
   units ...................     1.00      0.0281        0.0003       0.0284      (0.0284)          1.00       2.88
1993-ILA Service units .....     1.00      0.0257        0.0002       0.0259      (0.0259)          1.00       2.62

1992-ILA units .............     1.00      0.0368        0.0004       0.0372      (0.0372)          1.00       3.76
1992-ILA Administration
   units ...................     1.00      0.0356        0.0004       0.0360      (0.0360)          1.00       3.61
1992-ILA Service units .....     1.00      0.0358        0.0006       0.0364      (0.0364)          1.00       3.35

1991-ILA units .............     1.00      0.0591        0.0004       0.0595      (0.0595)          1.00       6.12

1991-ILA Administration
   units ...................     1.00      0.0574        0.0004       0.0578      (0.0578)          1.00       5.96
1991-ILA Service units .....     1.00      0.0547        0.0004       0.0551      (0.0551)          1.00       5.70

1990-ILA units .............     1.00      0.0793        0.0001       0.0794      (0.0794)          1.00       8.24
1990-ILA Administration
   units/(c)/...............     1.00      0.0424        0.0001       0.0425      (0.0425)          1.00       7.86/(b)/
1990-ILA Service units/(c)/.     1.00      0.0438       --            0.0438      (0.0438)          1.00       7.61/(b)/

1989-ILA units .............     1.00      0.0885        0.0001       0.0886      (0.0886)          1.00       9.31

1988-ILA units .............     1.00      0.0751       --            0.0751      (0.0751)          1.00       7.66

For the Period December 2, 1987 (commencement of operations) through December 31,
================================================================================
1987-ILA units .............     1.00      0.0063       --            0.0063      (0.0063)         1.00        7.38/(b)/

                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to        end of      expenses to       income to
                               average net     average net       period      average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ============================================================================
For the Years Ended December 31,
===============================
1996-ILA units .............     0.36%           5.15%          $703,097       0.43%             5.08%
1996-ILA Administration
   units ...................     0.51            5.00            257,258       0.58              4.93
1996-ILA Service units .....     0.76            4.75             28,845       0.83              4.68

1995-ILA units .............     0.36            5.71            574,155       0.42              5.65
1995-ILA Administration
   units ...................     0.51            5.55            164,422       0.57              5.49
1995-ILA Service units .....     0.76            5.29             23,080       0.82              5.23

1994-ILA units .............     0.35            4.01            559,470       0.43              3.93
1994-ILA Administration
   units ...................     0.50            3.88            145,867       0.58              3.80
1994-ILA Service units .....     0.75            3.61             21,862       0.83              3.53

1993-ILA units .............     0.35            2.96            699,604       0.43              2.88
1993-ILA Administration
   units ...................     0.50            2.81            150,452       0.58              2.73
1993-ILA Service units .....     0.75            2.57             11,166       0.83              2.49

1992-ILA units .............     0.35            3.68            884,571       0.43              3.60
1992-ILA Administration
   units ...................     0.50            3.56            187,445       0.58              3.48
1992-ILA Service units .....     0.75            3.58             15,114       0.83              3.50

1991-ILA units .............     0.35            5.91          1,153,191       0.42              5.84
1991-ILA Administration
   units ...................     0.50            5.74            210,330       0.57              5.67
1991-ILA Service units .....     0.75            5.47             56,586       0.82              5.40

1990-ILA units .............     0.35            7.93            924,141       0.40              7.88
1990-ILA Administration
   units/(c)/...............     0.50/(b)/       7.63/(b)/       204,477       0.55/(b)/         7.58/(b)/
1990-ILA Service units/(c)/.     0.75/(b)/       7.46/(b)/        38,128       0.80/(b)/         7.41/(b)/

1989-ILA units .............     0.35            8.85          1,295,389       0.40              8.80

1988-ILA units .............     0.27            7.51           701,105        0.40              7.38

For the Period December 2, 1987 (commencement of operations) through December 31,
================================================================================
1987-ILA units .............     0.15/(b)/       7.62/(b)/      183,633        0.40/(b)/         7.37/(b)/
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June of 1990.



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio

--------------------------------------------------------------------------------

                                         Income from investment operations
                                       =====================================
                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net       (gain) on       from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended December 31,
================================

1996-ILA units .............    $1.00     $0.0504       $ 0.0001     $0.0505       $(0.0504)       $1.00       5.15%
1996-ILA Administration
   units ...................     1.00      0.0489         0.0001      0.0490       (0.0489)         1.00       4.99
1996-ILA Service units .....     1.00      0.0463         0.0001      0.0464       (0.0463)         1.00       4.73

1995-ILA units .............     1.00      0.0562         0.0002      0.0564       (0.0564)         1.00       5.77
1995-ILA Administration
   units ...................     1.00      0.0549         0.0002      0.0551       (0.0551)         1.00       5.62
1995-ILA Service units .....     1.00      0.0519         0.0002      0.0521       (0.0521)         1.00       5.35

1994-ILA units .............     1.00      0.0378         0.0002      0.0380       (0.0380)         1.00       3.94
1994-ILA Administration
   units ...................     1.00      0.0362         0.0002      0.0364       (0.0364)         1.00       3.79
1994-ILA Service units .....     1.00      0.0350         0.0002      0.0352       (0.0352)         1.00       3.53

1993-ILA units .............     1.00      0.0282         0.0008      0.0290       (0.0291)         1.00       2.94
1993-ILA Administration          1.00      0.0267         0.0008      0.0275       (0.0276)         1.00       2.79
   units ...................
1993-ILA Service units .....     1.00      0.0242         0.0006      0.0248       (0.0250)         1.00       2.53

1992-ILA units .............     1.00      0.0338         0.0027      0.0365       (0.0364)         1.00       3.70
1992-ILA Administration
   units ...................     1.00      0.0325         0.0027      0.0352       (0.0351)         1.00       3.55
1992-ILA Service units .....     1.00      0.0309         0.0030      0.0339       (0.0336)         1.00       3.29

1991-ILA units .............     1.00      0.0567         0.0011      0.0578       (0.0578)         1.00       5.91
1991-ILA Administration
   units ...................     1.00      0.0545         0.0011      0.0556       (0.0556)         1.00       5.75
1991-ILA Service units .....     1.00      0.0522         0.0011      0.0533       (0.0533)         1.00       5.49

1990-ILA units .............     1.00      0.0779         0.0003      0.0782       (0.0782)         1.00       8.11
1990-ILA Administration
   units (c)................     1.00      0.0439         0.0004      0.0443       (0.0443)         1.00       7.74/(b)/
1990-ILA Service units (c)..     1.00      0.0359         0.0002      0.0361       (0.0363)         1.00       7.42/(b)/


1989-ILA units .............     1.00      0.0877         0.0001      0.0878       (0.0878)         1.00       9.15

1988-ILA units .............     1.00      0.0716         0.0002      0.0718       (0.0718)         1.00       7.42

1987-ILA units .............     1.00      0.0622         0.0001      0.0623       (0.0624)         1.00       6.43


                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to        end of      expenses to       income to
                               average net     average net       period      average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ===========================================================================
For the Years Ended December 31,
================================

1996-ILA units .............     0.41%           5.04%         $694,651         0.44%            5.01%
1996-ILA Administration
   units ...................     0.56            4.89            36,055         0.59             4.86
1996-ILA Service units .....     0.81            4.63            94,228         0.84             4.60

1995-ILA units .............     0.41            5.62           570,469         0.43             5.60
1995-ILA Administration
   units ...................     0.56            5.49            47,558         0.58             5.47
1995-ILA Service units .....     0.81            5.19            85,401         0.83             5.17

1994-ILA units .............     0.40            3.78           881,520         0.44             3.74
1994-ILA Administration
   units ...................     0.55            3.62            95,483         0.59             3.58
1994-ILA Service units .....     0.80            3.50           156,930         0.84             3.46

1993-ILA units .............     0.40            2.82         1,315,378         0.43             2.79
1993-ILA Administration
   units ...................     0.55            2.67           161,845         0.58             2.64
1993-ILA Service units .....     0.80            2.42           101,272         0.83             2.39

1992-ILA units .............     0.40            3.38         1,785,472         0.42             3.36
1992-ILA Administration
   units ...................     0.55            3.25           461,542         0.57             3.23
1992-ILA Service units .....     0.80            3.09            56,389         0.82             3.07

1991-ILA units .............     0.40            5.67         2,103,627         0.43             5.64
1991-ILA Administration
   units ...................     0.55            5.45           464,060         0.58             5.42
1991-ILA Service units .....     0.80            5.22           200,176         0.83             5.19

1990-ILA units .............     0.39            7.79         2,203,756         0.39             7.79
1990-ILA Administration
   units (c)................     0.55/(b)        7.49/(b)/      296,313         0.55/(b)/        7.49/(b)/
1990-ILA Service units (c)..     0.80/(b)/       7.15/(b)/      132,888         0.80/(b)/        7.15/(b)/


1989-ILA units .............     0.40            8.77         2,268,330         0.40             8.77

1988-ILA units .............     0.40            7.16         2,197,796         0.40             7.16

1987-ILA units .............     0.40            6.22         2,243,870         0.40             6.22
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------



                                                            Income from investment operations
                                                           ===================================
                                                                           Net
                                               Net asset                realized      Total                   Net asset
                                               value at       Net       gain on    income from                value at
                                               beginning   investment  investment   investment Distributions   end of      Total
                                               of period     income    transaction  operation  to unitholders  period   return/(a)/
                                              ====================================================================================
For the Years Ended December 31,
================================
1996-ILA units .............................    $1.00       $0.0498     $0.0002      $0.0500     $(0.0500)     $1.00      5.11%
1996-ILA Administration units ..............     1.00        0.0483      0.0003       0.0486      (0.0486)      1.00      4.95
1996-ILA Service units .....................     1.00        0.0459      0.0001       0.0460      (0.0460)      1.00      4.69

1995-ILA units .............................     1.00        0.0551      0.0007       0.0558      (0.0558)      1.00      5.73
1995-ILA Administration units ..............     1.00        0.0537      0.0007       0.0544      (0.0544)      1.00      5.57
1995-ILA Service units .....................     1.00        0.0511      0.0007       0.0518      (0.0518)      1.00      5.31

1994-ILA units .............................     1.00        0.0377          --       0.0377      (0.0377)      1.00      3.91
1994-ILA Administration units ..............     1.00        0.0368          --       0.0368      (0.0368)      1.00      3.75
1994-ILA Service units .....................     1.00        0.0340          --       0.0340      (0.0340)      1.00      3.49

1993-ILA units .............................     1.00        0.0279      0.0006       0.0285      (0.0286)      1.00      2.89
1993-ILA Administration units ..............     1.00        0.0264      0.0006       0.0270      (0.0270)      1.00      2.74
1993-ILA Service units .....................     1.00        0.0239      0.0006       0.0245      (0.0246)      1.00      2.48

1992-ILA units .............................     1.00        0.0339      0.0025       0.0364      (0.0362)      1.00      3.65
1992-ILA Administration units ..............     1.00        0.0320      0.0023       0.0343      (0.0343)      1.00      3.49
1992-ILA Service units .....................     1.00        0.0294      0.0024       0.0318      (0.0318)      1.00      3.23

1991-ILA units .............................     1.00        0.0557      0.0018       0.0575      (0.0575)      1.00      5.90
1991-ILA Administration units ..............     1.00        0.0540      0.0018       0.0558      (0.0558)      1.00      5.74
1991-ILA Service units .....................     1.00        0.0515      0.0018       0.0533      (0.0533)      1.00      5.48

1990-ILA units .............................     1.00        0.0772      0.0002       0.0774      (0.0774)      1.00      8.05
1990-ILA Administration units /(c)/.........     1.00        0.0413      0.0002       0.0415      (0.0415)      1.00      7.67/(b)/
1990-ILA Service units /(c)/................     1.00        0.0417      0.0003       0.0420      (0.0421)      1.00      7.42/(b)/

1989-ILA units .............................     1.00        0.0864      0.0005       0.0869      (0.0869)      1.00      9.06

1988-ILA units .............................     1.00        0.0704      0.0004       0.0708      (0.0708)      1.00      7.30

1987-ILA units .............................     1.00        0.0617      0.0002       0.0619      (0.0619)      1.00      6.32



                                                                                                       Ratios assuming no
                                                                                                      waiver of fees and no
                                                                                                       expense limitations
                                                                                                      ======================
                                                     Ratio        Ratio of net                                     Ratio of net
                                                     of net       investment         Net            Ratio of net   investment
                                                    expenses      income to        assets at        expenses to     income to
                                                   to average     of average     end of period      average net    average net
                                                   net assets     net assets      (in 000's)          assets         assets
                                                   =============================================================================
For the Years Ended December 31,
================================
1996-ILA units ..................................      0.41%         4.98%        $574,734          0.43%          4.96%
1996-ILA Administration units ...................      0.56          4.83          108,850          0.58           4.81
1996-ILA Service units ..........................      0.81          4.59          123,483          0.83           4.57

1995-ILA units ..................................      0.41          5.51          711,209          0.43           5.49
1995-ILA Administration units ...................      0.56          5.37           92,643          0.58           5.35
1995-ILA Service units ..........................      0.81          5.11          119,692          0.83           5.09

1994-ILA units ..................................      0.40          3.77          713,816          0.44           3.73
1994-ILA Administration units ...................      0.55          3.68           97,626          0.59           3.64
1994-ILA Service units ..........................      0.80          3.40          108,972          0.84           3.35

1993-ILA units ..................................      0.40          2.79          969,565          0.43           2.76
1993-ILA Administration units ...................      0.55          2.64          121,327          0.58           2.61
1993-ILA Service units ..........................      0.80          2.39          185,506          0.83           2.36

1992-ILA units ..................................      0.40          3.39        1,328,036          0.43           3.36
1992-ILA Administration units ...................      0.55          3.20          152,804          0.58           3.17
1992-ILA Service units ..........................      0.80          2.94          183,208          0.83           2.91

1991-ILA units ..................................      0.40          5.57        1,709,321          0.43           5.54
1991-ILA Administration units ...................      0.55          5.40          146,795          0.58           5.37
1991-ILA Service units ..........................      0.80          5.15          154,419          0.83           5.12

1990-ILA units ..................................      0.39          7.72        1,816,991          0.39           7.72
1990-ILA Administration units /(c)/..............      0.55/(b)/     7.42/(b)/     132,088          0.55/(b)/      7.42/(b)/
1990-ILA Service units /(c)/.....................      0.80/(b)/     7.11/(b)/     148,323          0.80/(b)/      7.11/(b)/

1989-ILA units ..................................      0.40          8.64        1,769,974          0.40           8.64

1988-ILA units ..................................      0.40          7.04        1,657,215          0.40           7.04

1987-ILA units ..................................      0.40          6.17        1,693,767          0.40           6.17

-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio

--------------------------------------------------------------------------------


                                                Income from investment operations
                                            ========================================
                                 Net asset                Net realized      Total                        Net asset
                                 value at      Net           gain        income from     Distributions   value at
                                 beginning  investment   on investment    investment         to             end       Total /(a)/
                                 of period    income     transcations     operations     unitholders     of period     return
                                 ===================================================================================================
For the Years Ended December 31,
================================
1996-ILA units .............     $1.00       $0.0496     $0.0004         $0.0500         $(0.0500)        $1.00         5.10%
1996-ILA Administration
   units ...................      1.00        0.0482      0.0004          0.0486          (0.0486)         1.00         4.95
1996-ILA Service units .....      1.00        0.0456      0.0004          0.0460          (0.0460)         1.00         4.68

1995-ILA units .............      1.00        0.0550      0.0006          0.0556          (0.0556)         1.00         5.70
1995-ILA Administration
   units ...................      1.00        0.0534      0.0007          0.0541          (0.0540)         1.00         5.54
1995-ILA Service units .....      1.00        0.0500      0.0005          0.0505          (0.0505)         1.00         5.28

1994-ILA units .............      1.00        0.0397      0.0001          0.0398          (0.0398)         1.00         4.01
1994-ILA Administration
   units ...................      1.00        0.0397      0.0001          0.0398          (0.0398)         1.00         3.85
1994-ILA Service units .....      1.00        0.0371      0.0001          0.0372          (0.0372)         1.00         3.59

1993-ILA units .............      1.00        0.0288      0.0006          0.0294          (0.0294)         1.00         2.98
1993-ILA Administration
   units ...................      1.00        0.0273      0.0006          0.0279          (0.0279)         1.00         2.83
1993-ILA Service units .....      1.00        0.0248      0.0006          0.0254          (0.0254)         1.00         2.57

1992-ILA units .............      1.00        0.0338      0.0012          0.0350          (0.0350)         1.00         3.54
1992-ILA Administration
   units ...................      1.00        0.0326      0.0012          0.0338          (0.0338)         1.00         3.38
1992-ILA Service units .....      1.00        0.0275      0.0011          0.0286          (0.0286)         1.00         3.13

For the Period January 30, 1991 (commencement of operations) through December 31,
=================================================================================

1991-ILA units .............      1.00        0.0486      0.0013          0.0499          (0.0499)         1.00         5.75/(b)/
1991-ILA Administration
   units /(c)/..............      1.00        0.0210      0.0010          0.0220          (0.0220)         1.00         5.21/(b)/
1991-ILA Service units /(c)/      1.00        0.0473      0.0009          0.0482          (0.0482)         1.00         5.33/(b)/

                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                         ====================================
                                               Ratio of net       Net                         Ratio of net
                                Ratio of net    investment      assets at    Ratio of net      investment
                                expenses to      income to        end         expenses to       income to
                                average net     average net     of period     average net      average net
                                   assets         assets        (in 000's)      assets           assets
                                =============================================================================
For the Years Ended December 31,
================================
1996-ILA units .............       0.21%           4.96%        $708,999        0.43%             4.74%
1996-ILA Administration
   units ...................       0.36            4.82          137,706        0.58              4.60
1996-ILA Service units .....       0.61            4.56          383,901        0.83              4.34

1995-ILA units .............       0.21            5.50          586,294        0.44              5.27
1995-ILA Administration
   units ...................       0.36            5.34           68,713        0.59              5.11
1995-ILA Service units .....       0.61            5.00          123,254        0.84              4.77

1994-ILA units .............       0.20            3.96          547,351        0.43              3.73
1994-ILA Administration
   units ...................       0.35            3.97           64,388        0.58              3.74
1994-ILA Service units .....       0.60            3.72           74,451        0.83              3.49

1993-ILA units .............       0.20            2.88          456,411        0.44              2.64
1993-ILA Administration
   units ...................       0.35            2.73           26,553        0.59              2.49
1993-ILA Service units .....       0.60            2.48           34,014        0.84              2.24

1992-ILA units .............       0.18            3.38          422,506        0.45              3.11
1992-ILA Administration
   units ...................       0.33            3.26            6,915        0.60              2.99
1992-ILA Service units .....       0.58            2.75           29,522        0.85              2.48

For the Period January 30, 1991 through December 31,
====================================================
1991-ILA units .............       0.10/(b)/       5.28/(b)/     424,436        0.45/(b)/         4.93/(b)/
1991-ILA Administration
   units /(c)/..............       0.25/(b)/       4.77/(b)/      17,649        0.60/(b)/         4.42/(b)/
1991-ILA Service units /(c)/       0.50/(b)/       5.13/(b)/       9,430        0.85/(b)/         4.78/(b)/


-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during July and January of 1991, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

--------------------------------------------------------------------------------


                                                       Income from investment operations
                                                     --------------------------------------
                                            Net
                                           asset                  Net realized     Total
                                          value at                    gain         income                   Net asset
                                          beginning     Net            on           from     Distributions  value at
                                             of      investment    investment    investment       to           end       Total
                                           period      income     transactions   operations   unitholders   of period   return(a)
                                          ======================================================================================
For the Years Ended December 31,
--------------------------------
1996-ILA units .......................      $1.00      $0.0513         --        $0.0513       $(0.0513)     $1.00       5.24%
1996-ILA Administration units.........       1.00       0.0498         --         0.0498        (0.0498)      1.00       5.09
1996-ILA Service units ...............       1.00       0.0473         --         0.0473        (0.0473)      1.00       4.83

1995-ILA units .......................       1.00       0.0569         --         0.0569        (0.0569)      1.00       5.83
1995-ILA Administration units ........       1.00       0.0550         --         0.0550        (0.0550)      1.00       5.67
1995-ILA Service units ...............       1.00       0.0522         --         0.0522        (0.0522)      1.00       5.41

1994-ILA units .......................       1.00       0.0407         --         0.0407        (0.0407)      1.00       4.11
1994-ILA Administration units ........       1.00       0.0388         --         0.0388        (0.0388)      1.00       3.95
1994-ILA Service units ...............       1.00       0.0392         --         0.0392        (0.0392)      1.00       3.69

1993-ILA units .......................       1.00       0.0296         --         0.0296        (0.0296)      1.00       3.00
1993-ILA Administration units ........       1.00       0.0281         --         0.0281        (0.0281)      1.00       2.84
1993-ILA Service units/(c)/...........       1.00       0.0157         --         0.0157        (0.0157)      1.00       2.56/(b)/

1992-ILA units .......................       1.00       0.0358         --         0.0358        (0.0358)      1.00       3.61
1992-ILA Administration units ........       1.00       0.0340         --         0.0340        (0.0340)      1.00       3.46

1991-ILA units .......................       1.00       0.0576         --         0.0576        (0.0576)      1.00       5.94
1991-ILA Administration units ........       1.00       0.0542         --         0.0542        (0.0542)      1.00       5.78
1991-ILA Service units/(c)/...........       1.00       0.0196         --         0.0196        (0.0196)      1.00       5.55/(b)/

1990-ILA units .......................       1.00       0.0772         --         0.0772        (0.0772)      1.00       8.06
1990-ILA Administration units/(d)/....       1.00       0.0205         --         0.0205        (0.0205)      1.00       7.39/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units .......................       1.00       0.0516         --         0.0516        (0.0516)      1.00       7.62(b)


                                                                                      Ratios assuming no
                                                                                     waiver of fees and no
                                                                                      expense limitations
                                                                                  ---------------------------
                                                       Ratio of net     Net                      Ratio of net
                                         Ratio of net  investment     assets at   Ratio of net   investment
                                         expenses to    income to       end       expenses to     income to
                                         average net   average net    of period   average net    average net
                                            assets       assets      (in 000's)     assets         assets
                                         ====================================================================
For the Years Ended December 31,
--------------------------------
1996-ILA units .......................        0.26%        5.13%    $2,303,677       0.43%          4.96%
1996-ILA Administration units.........        0.41         4.98        794,537       0.58           4.81
1996-ILA Service units ...............        0.66         4.73        192,416       0.83           4.56

1995-ILA units .......................        0.26         5.69      1,731,935       0.42           5.53
1995-ILA Administration units ........        0.41         5.50        516,917       0.57           5.34
1995-ILA Service units ...............        0.66         5.22        102,576       0.82           5.06

1994-ILA units .......................        0.25         4.07      1,625,567       0.42           3.90
1994-ILA Administration units ........        0.40         3.88        329,896       0.57           3.71
1994-ILA Service units ...............        0.65         3.92         15,539       0.82           3.75

1993-ILA units .......................        0.25         2.96      1,430,292       0.42           2.79
1993-ILA Administration units ........        0.40         2.81        362,401       0.57           2.64
1993-ILA Service units/(c)/...........        0.65/(b)/    2.54/(b)/     1,425       0.82/(b)/      2.37/(b)/

1992-ILA units .......................        0.25         3.58      1,600,989       0.42           3.41
1992-ILA Administration units ........        0.40         3.40        312,792       0.57           3.23

1991-ILA units .......................        0.25         5.76      1,656,232       0.42           5.59
1991-ILA Administration units ........        0.40         5.42        291,810       0.57           5.25
1991-ILA Service units/(c)/...........        0.65/(b)/    5.56/(b)/        --       0.82/(b)/      5.39/(b)/

1990-ILA units .......................        0.25         7.72      1,368,765       0.40           7.57
1990-ILA Administration units/(d)/....        0.40/(b)/    7.25/(b)/    90,748       0.55/(b)/      7.10/(b)/

For the Period May 22, 1989 (commencement of operations) through December 31,
-----------------------------------------------------------------------------
1989-ILA units .......................        0.19/(b)/    8.41/(b)/   455,230       0.40/(b)/      8.20/(b)/


----------------
/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/ Annualized.
/(c)/ ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
      (d)ILA Administration unit activity commenced during September of 1990.




--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

Goldman Sachs--Institutional Liquid Assets
------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

------------------------------------------------------------------------------------------------------------------------------------

                                                     Income from investment operations
                                                   ======================================
                                                                    Net
                                      Net asset                  realized         Total                       Net asset
                                      value at       Net         gain(loss)     income from                   value at
                                      beginning   investment   on investment    investment     Distributions   end of      Total
                                      of period     income      transactions     operations    to unitholders  period    return/(a)/
                                     ===============================================================================================
For the Years Ended December 31,
================================
1996-ILA units .....................    $1.00       $0.0320         $              $0.0320       $(0.0320)      $1.00      3.25%
1996-ILA Administration units.......     1.00        0.0306            --           0.0306       (0.0306)        1.00      3.09
1996-ILA Service units .............     1.00        0.0279            --           0.0279       (0.0279)        1.00      2.84

1995-ILA units .....................     1.00        0.0365            --           0.0365       (0.0365)        1.00      3.72
1995-ILA Administration units.......     1.00        0.0351            --           0.0351       (0.0352)        1.00      3.57
1995-ILA Service units .............     1.00        0.0324            --           0.0324       (0.0325)        1.00      3.31

1994-ILA units .....................     1.00        0.0264            --           0.0264       (0.0264)        1.00      2.71
1994-ILA Administration units.......     1.00        0.0250            --           0.0250       (0.0250)        1.00      2.55
1994-ILA Service units .............     1.00        0.0220            --           0.0220       (0.0220)        1.00      2.30

1993-ILA units .....................     1.00        0.0222            --           0.0222       (0.0222)        1.00      2.25
1993-ILA Administration units.......     1.00        0.0207            --           0.0207       (0.0207)        1.00      2.09
1993-ILA Service units .............     1.00        0.0183            --           0.0183       (0.0183)        1.00      1.84

1992-ILA units .....................     1.00        0.0277            --           0.0277       (0.0277)        1.00      2.82
1992-ILA Administration units.......     1.00        0.0266            --           0.0266       (0.0266)        1.00      2.67
1992-ILA Service units .............     1.00        0.0243            --           0.0243       (0.0243)        1.00      2.41

1991-ILA units .....................     1.00        0.0424            --           0.0424       (0.0424)        1.00      4.33
1991-ILA Administration units.......     1.00        0.0406            --           0.0406       (0.0406)        1.00      4.17
1991-ILA Service units .............     1.00        0.0386            --           0.0386       (0.0386)        1.00      3.91

1990-ILA units .....................     1.00        0.0550         (0.0001)        0.0549       (0.0549)        1.00      5.64
1990-ILA Administration units /(c)/.     1.00        0.0301            --           0.0301       (0.0300)        1.00      5.43/(b)/
1990-ILA Service units /(c)/........     1.00        0.0259            --           0.0259       (0.0259)        1.00      5.17/(b)/

1989-ILA units .....................     1.00        0.0591         (0.0001)        0.0590       (0.0590)        1.00      6.07

1988-ILA units .....................     1.00        0.0487          0.0003         0.0490       (0.0490)        1.00      5.03

1987-ILA units .....................     1.00        0.0413         (0.0003)        0.0410       (0.0410)        1.00      4.23

                                                                                              Ratio assuming no
                                                                                            waiver of fees and no
                                                                                              expense limitation
                                                                                         ==============================
                                                      Ratio of net          Net                          Ratio of net
                                     Ratio of net      investment         assets at      Ratio of net     investment
                                     expenses to        income to          end of         expenses to      income to
                                     average net       average net         period         average net     average net
                                       assets            assets          (in 000's)         assets          assets
                                    ===================================================================================
For the Years Ended December 31,
================================
1996-ILA units .....................      0.31%            3.20%           $1,514,443        0.41%           3.10%
1996-ILA Administration units.......      0.46             3.06                59,097        0.56            2.96
1996-ILA Service units .............      0.71             2.79                28,921        0.81            2.69

1995-ILA units .....................      0.31             3.65            $1,342,585        0.42            3.54
1995-ILA Administration units.......      0.46             3.51                48,773        0.57            3.40
1995-ILA Service units .............      0.71             3.24                49,647        0.82            3.13

1994-ILA units .....................      0.30             2.64             1,434,965        0.41            2.53
1994-ILA Administration units.......      0.45             2.50                97,778        0.56            2.39
1994-ILA Service units .............      0.70             2.20                36,492        0.81            2.09

1993-ILA units .....................      0.30             2.22             1,769,477        0.41            2.11
1993-ILA Administration units.......      0.45             2.08                99,896        0.56            1.97
1993-ILA Service units .............      0.70             1.83                45,172        0.81            1.72

1992-ILA units .....................      0.30             2.77             1,333,925        0.42            2.65
1992-ILA Administration units.......      0.45             2.66                50,225        0.57            2.54
1992-ILA Service units .............      0.70             2.43                29,534        0.82            2.31

1991-ILA units .....................      0.32             4.24             1,044,986        0.42            4.14
1991-ILA Administration units.......      0.47             4.06                37,567        0.57            3.96
1991-ILA Service units .............      0.72             3.86                52,399        0.82            3.76

1990-ILA units .....................      0.40             5.50               603,895        0.40            5.50
1990-ILA Administration units /(c)/.     0.55/(b)/         5.40/(b)/           42,498        0.55/(b)/       5.40/(b)/
1990-ILA Service units /(c)/........     0.80/(b)/         5.16/(b)/           56,810        0.80/(b)/       5.16/(b)/

1989-ILA units .....................      0.40             5.91               688,556        0.40            5.91

1988-ILA units .....................      0.40             4.87               907,782        0.40            4.87

1987-ILA units .....................      0.40             4.13               965,714        0.40            4.13
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during June and July of 1990, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
--------------------------------------------------------------------------------


                                         Income from investment operations
                                       =====================================




                                 Net                      Net          Total
                                asset                   realized      income                     Net asset
                               value at      Net       (loss) on       from      Distributions   value at
                               beginning  investment   investment   investment        to          end of      Total
                               of period   income     transactions  operations    unitholders     period     return /(a)/
                               ==========================================================================================
For the Years Ended
   December 31,
==========================
1996-ILA units .............    $1.00      $0.0299          --       $0.0299      $(0.0299)       $1.00         3.03%
1996-ILA Administration
   units ...................     1.00       0.0284          --        0.0284       (0.0284)        1.00         2.88

1995-ILA units .............     1.00       0.0349          --        0.0349       (0.0350)        1.00         3.55
1995-ILA Administration
   units ...................     1.00       0.0332          --        0.0332       (0.0332)        1.00         3.40

1994-ILA units .............     1.00       0.0250          --        0.0250       (0.0250)        1.00         2.53
1994-ILA Administration
   units ...................     1.00       0.0233          --        0.0233       (0.0233)        1.00         2.37

1993-ILA units .............     1.00       0.0206          --        0.0206       (0.0206)        1.00         2.09
1993-ILA Administration
   units ...................     1.00       0.0191          --        0.0191       (0.0191)        1.00         1.93
1993-ILA Service units .....     1.00       0.0166          --        0.0166       (0.0166)        1.00         1.68

1992-ILA units .............     1.00       0.0256       (0.0001)     0.0255       (0.0256)        1.00         2.62
1992-ILA Administration
   units ...................     1.00       0.0235       (0.0002)     0.0233       (0.0235)        1.00         2.47
1992-ILA Service units (c)..     1.00       0.0081          --        0.0081       (0.0081)        1.00         1.99/(b)/

1991-ILA units .............     1.00       0.0388          --        0.0388       (0.0388)        1.00         3.92
1991-ILA Administration
   units ...................     1.00       0.0376          --        0.0376       (0.0376)        1.00         3.80

1990-ILA units .............     1.00       0.0511       (0.0001)     0.0510       (0.0511)        1.00         5.24
1990-ILA Administration
   units (c)................     1.00       0.0042          --        0.0042       (0.0042)        1.00         5.14/(b)/

1989-ILA units .............     1.00       0.0573       (0.0001)     0.0572       (0.0572)        1.00         5.93


For the Period October 3, 1988 (commencement of operations) through
    December 31,
=========================================================
1988-ILA units .............     1.00      0.0139           --        0.0139       (0.0139)        1.00         5.81/(b)/



                                                                                  Ratios assuming no
                                                                                 waiver of fees and no
                                                                                  expense limitations
                                                                              ============================
                                               Ratio of net       Net                         Ratio of net
                               Ratio of net     investment     assets at     Ratio of net     investment
                               expenses to      income to         end        expenses to       income to
                               average net     average net     period of     average net      average net
                                 assets          assets        (in 000's)      assets           assets
                               ===========================================================================
For the Years Ended
   December 31,
==========================
1996-ILA units .............     0.41%            2.99%          $440,476      0.42%             2.98%
1996-ILA Administration
   units ...................     0.56             2.84                142      0.57              2.83

1995-ILA units .............     0.41             3.49            346,728      0.41              3.49
1995-ILA Administration
   units ...................     0.56             3.32                 61      0.56              3.32

1994-ILA units .............     0.40             2.50            227,399      0.41              2.49
1994-ILA Administration
   units ...................     0.55             2.33                790      0.56              2.32

1993-ILA units .............     0.40             2.06            229,839      0.44              2.02
1993-ILA Administration
   units ...................     0.55             1.91              1,425      0.59              1.87
1993-ILA Service units .....     0.76             1.66                 --      0.84              1.54

1992-ILA units .............     0.40             2.56            161,868      0.47              2.49
1992-ILA Administration
   units ...................     0.55             2.35                 31      0.62              2.28
1992-ILA Service units (c)..     0.80/(b)/                              3      0.87/(b)/         1.96/(b)/
                                                  2.03(b)

1991-ILA units .............     0.40             3.88            102,494      0.47              3.81
1991-ILA Administration
   units ...................     0.55             3.76                 13      0.62              3.69

1990-ILA units .............     0.40             5.11            106,972      0.40              5.11
1990-ILA Administration
   units (c)................     0.55/(b)/        5.33(b)              68      0.55/(b)/         5.33/(b)/

1989-ILA units .............     0.40             5.73            112,463      0.40             5.73

For the Period October 3, 1988 (commencement of
   operations) through December 31,
=========================================================

1988-ILA units .............     0.24/(b)/        5.74/(b)/        41,028     0.38/(b)/         5.60/(b)/
-------------

/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1996, 1995, 1994.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.


Goldman Sachs Money Market Trust--Institutional Liquid Assets
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                      Income from investment operations
                                                  ----------------------------------------
                                      Net asset                 Net realized      Total                       Net asset
                                      value at       Net            loss       income from                     value at
                                      beginning   investment   on investment    investment    Distribution       end        Total
                                      of period     income      transactions    operations   to unitholders   of period   return(a)
                                      =============================================================================================
For the Years Ended December 31,
---------------------------------
1996-ILA units .....................    $1.00      $0.0301           --          $0.0301       $(0.0301)      $1.00         3.05%
1996-ILA Administration units ......     1.00       0.0288           --           0.0288        (0.0288)       1.00         2.90

1995-ILA units .....................     1.00       0.0344           --           0.0344        (0.0344)       1.00         3.51
1995-ILA Administration units ......     1.00       0.0328           --           0.0328        (0.0328)       1.00         3.35

1994-ILA units .....................     1.00       0.0262           --           0.0262        (0.0262)       1.00         2.56
1994-ILA Administration units ......     1.00       0.0247           --           0.0247        (0.0247)       1.00         2.41

1993-ILA units .....................     1.00       0.0221           --           0.0221        (0.0221)       1.00         2.21
1993-ILA Administration units ......     1.00       0.0205           --           0.0205        (0.0205)       1.00         2.05

1992-ILA units .....................     1.00       0.0265           --           0.0265        (0.0265)       1.00         2.71
1992-ILA Administration units ......     1.00       0.0253           --           0.0253        (0.0253)       1.00         2.55

For the Period February 15, 1991 (commencement of operations) through December 31,
-----------------------------------------------------------------------------------

1991-ILA units .....................     1.00       0.0347     (0.0002)           0.0345        (0.0347)       1.00       4.02/(b)/
1991-ILA Administration units /(c)/.     1.00       0.0330           --           0.0330        (0.0330)       1.00       3.87/(b)/

--------------------
                                                                                        Ratios assuming no
                                                                                      waiver of fees and no
                                                                                       expense limitations
                                                                                 ------------------------------
                                                     Ratio of net       Net                        Ratio of net
                                    Ratio of net      investment     assets at     Ratio of net     investment
                                     expenses to       income to        end         expenses to     income to
                                     average net      average net    of period      average net    average net
                                        assets           assets      (in 000's)        assets         assets
                                    ============================================================================
For the Years Ended December 31,
---------------------------------
1996-ILA units .....................    0.32%            3.01%        $70,175          0.43%          2.90%
1996-ILA Administration units ......    0.47             2.88          44,319          0.58           2.77

1995-ILA units .....................    0.30             3.44          90,537          0.44           3.30
1995-ILA Administration units ......    0.45             3.28          26,724          0.59           3.14

1994-ILA units .....................    0.24             2.62          84,517          0.47           2.39
1994-ILA Administration units ......    0.39             2.47          38,970          0.62           2.24

1993-ILA units .....................    0.10             2.21          48,367          0.51           1.80
1993-ILA Administration units ......    0.25             2.05          20,306          0.66           1.64

1992-ILA units .....................    0.10             2.65          16,844          0.57           2.18
1992-ILA Administration units ......    0.25             2.53          14,641          0.72           2.06

For the Period February 15, 1991 (commencement of operations) through December 31,
-----------------------------------------------------------------------------------
1991-ILA units .....................    0.10/(b)/        3.96/(b)/     11,070          0.76/(b)/      3.30/(b)/
1991-ILA Administration units/(c)/..    0.25/(b)/        3.90/(b)/     19,198          0.91/(b)/      3.24/(b)/

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
/(b)/Annualized.
/(c)/ILA Administration unit activity commenced during February of 1991.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Unitholders and Board of Trustees of Goldman Sachs Money Market Trust--Institutional Liquid Assets:

   We have audited the accompanying statements of assets and liabilities of Goldman Sachs Money Market Trust--Institutional Liquid Assets (a Massachusetts business trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Institutional Liquid Assets as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                               ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 10, 1997


--------------------------------------  ----------------------------------------

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                                      46
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-------------------------------------    ---------------------------------------









--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Institutional Liquid Assets Portfolios' Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

================================================================================

Goldman Sachs
1 New York Plaza
New York, NY 10004





Trustees
Ashok N. Bakhru, Chairman
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

Officers
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary






Goldman Sachs
Investment Adviser,
Distributor and Transfer Agent




Goldman Sachs

Money Market Trust

Institutional

Liquid Assets

--------------------------------------------------------------------------------

Annual Report
December 31, 1996



Prime Obligations Portfolio
Money Market Portfolio
Government Portfolio
Treasury Obligations Portfolio
Treasury Instruments Portfolio
Federal Portfolio
Tax-Exempt Diversified Portfolio
Tax-Exempt California Portfolio
Tax-Exempt New York Portfolio



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================================================================================